UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET

BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Item 1.Schedule of Investments
POI-Munder Bond Fund
POI-Munder Growth Opportunities Fund
POI-Munder Index 500 Fund
POI-Munder Integrity Mid-Cap Value Fund
POI-Munder Integrity Small/Mid-Cap Value Fund
POI-Munder International Fund — Core Equity
POI-Munder International Small-Cap Fund
POI-Munder Micro-Cap Equity Fund
POI-Munder Mid-Cap Core Growth Fund
POI-Munder Veracity Small-Cap Value Fund
Item 2.Controls and Procedures
Item 3.Exhibits
SIGNATURES
EX-99

Item 1.	Schedule of Investments.

Munder Bond Fund

Munder Growth Opportunities Fund

Munder Index 500 Fund

Munder Integrity Mid-Cap Value Fund

Munder Integrity Small/Mid-Cap Value Fund

Munder International Fund-Core Equity

Munder International Small-Cap Fund

Munder Micro-Cap Equity Fund

Munder Mid-Cap Core Growth Fund

Munder Veracity Small-Cap Value Fund

Munder Bond Fund

Portfolio of Investments, March 31, 2013 (Unaudited) (a)

Principal Amount		Value(b),(c),(e)

ASSET-BACKED SECURITIES — 14.2%
Auto Loans — 10.0%
	AmeriCredit Automobile Receivables Trust:
$1,100,000	Series 2011-4, Class D, 4.080% due 09/08/2017 (f)	$1,162,714
425,000	Series 2012-2, Class C, 2.640% due 10/10/2017	437,994
985,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class A3, 0.790% due 06/20/2017 (f)	986,350
	CarMax Auto Owner Trust:
850,000	Series 2009-2, Class B, 4.650% due 08/17/2015 (f)	876,449
1,275,000	Series 2011-1, Class D, 3.620% due 08/15/2017 (f)	1,333,829
353,365	Chesapeake Funding LLC, Series 2009-2A, Class A, 144A, 1.953% due 09/15/2021 (f),(g),(i),(j),(k)	354,859
900,000	Ford Credit Auto Lease Trust, Series 2013-A, Class C, 1.280% due 06/15/2016	899,802
	Ford Credit Auto Owner Trust:
700,000	Series 2012-A, Class D, 2.940% due 07/15/2018 (f)	734,383
700,000	Series 2012-D, Class C, 1.230% due 08/15/2018 (f)	698,257
550,000	Ford Credit Floorplan Master Owner Trust, Series 2011-2, Class D, 2.860% due 09/15/2015	554,090
	Huntington Auto Trust:
625,000	Series 2012-1, Class D, 2.850% due 12/17/2018	637,450
450,000	Series 2012-2, Class C, 1.370% due 05/15/2018	449,264
1,260,000	Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.010% due 02/15/2017 (f)	1,316,692

		10,442,133

Equipment — 1.4%
1,500,000	Great America Leasing Receivables, Series 2009-1, Class C, 144A, 6.480% due 12/15/2016 (f),(i),(j),(k)	1,503,084

Home Equity Loans — 1.8%
388,687	Citigroup Mortgage Loan Trust Inc, Series 2006-WFH3, Class A3, 0.354% due 10/25/2036 (g)	384,453

1

2,772	Contimortgage Home Equity Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	2,772
	Countrywide Asset-Backed Certificates:
228,887	Series 2003-BC6, Class M5, 3.504% due 04/25/2033 (g)	44,615
417,338	Series 2007-BC2, Class 2A2, 0.384% due 06/25/2037 (g)	406,897
13,048	JP Morgan Mortgage Acquisition Corp, Series 2007-CH5, Class A2, 0.254% due 05/25/2037 (g)	13,043
124,867	Park Place Securities Inc, Series 2005-WCH1, Class M2, 0.724% due 01/25/2036 (g)	122,574
511,877	Residential Asset Mortgage Products Inc, Series 2006-RZ4, Class A2, 0.384% due 10/25/2036 (g)	496,110
378,807	Residential Asset Securities Corporation (g), Series 2003-KS10, Class A14, 4.470% due 03/25/2032	391,449

		1,861,913

Student Loans — 1.0%
1,000,000	SLM Student Loan Trust, Series 2013-A, Class A1, 0.803% due 08/15/2022 (g),(i),(j),(k)	999,995

TOTAL ASSET-BACKED SECURITIES
(Cost $14,751,248)		14,807,125

CORPORATE BONDS AND NOTES — 47.9%
Bank — 6.5%
	Bank of America Corp:
1,075,000	MTN, 1.354% due 03/22/2018 (g)	1,073,961
255,000	3.875% due 03/22/2017	274,319
844,000	Corp Andina de Fomento, SNAT, 4.375% due 06/15/2022 (f)	916,219
415,000	Huntington Bancshares Inc, 7.000% due 12/15/2020	518,342
670,000	KeyCorp, MTN, 5.100% due 03/24/2021 (f)	780,025
1,055,000	PNC Funding Corp, 5.625% due 02/01/2017 (f)	1,205,061
485,000	Royal Bank of Canada, MTN, 2.300% due 07/20/2016	506,137
1,545,000	Wachovia Corp, 0.550% due 06/15/2017 (f),(g)	1,523,977

		6,798,041

Financial — 17.2%
640,000	Alleghany Corp, 4.950% due 06/27/2022 (f)	712,166
1,360,000	Axis Specialty Finance LLC, 5.875% due 06/01/2020 (f)	1,549,196

2

1,105,000	Bear Stearns Cos LLC/The, 7.250% due 02/01/2018 (f)	1,373,259
200,000	Berkshire Hathaway Inc, 3.400% due 01/31/2022	210,778
710,000	Citigroup Inc, 3.953% due 06/15/2016 (f)	765,037
550,000	Ford Motor Credit Co LLC, 5.875% due 08/02/2021	629,162
	General Electric Capital Corp:
65,000	MTN, 4.650% due 10/17/2021	72,771
1,165,000	5.300% due 02/11/2021 (f)	1,335,528
230,000	MTN, 6.750% due 03/15/2032	292,766
	Goldman Sachs Group Inc/The:
555,000	2.375% due 01/22/2018	562,566
725,000	6.150% due 04/01/2018 (f)	854,316
	Health Care REIT Inc:
300,000	4.700% due 09/15/2017	336,291
755,000	5.250% due 01/15/2022 (f)	851,752
530,000	International Lease Finance Corp, 3.875% due 04/15/2018	528,675
1,250,000	Kilroy Realty LP, 4.800% due 07/15/2018 (f)	1,394,589
900,000	Liberty Property LP, 5.650% due 08/15/2014 (f)	953,530
425,000	Lincoln National Corp, (becomes variable April 2017), 6.050% due 04/20/2067	427,125
470,000	MetLife Inc, Series A, 6.817% due 08/15/2018 (f)	585,870
470,000	Morgan Stanley, 1.538% due 02/25/2016 (g)	472,003
1,350,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018 (f)	1,970,213
870,000	Simon Property Group LP, 10.350% due 04/01/2019 (f)	1,255,531
750,000	StanCorp Financial Group Inc, (becomes variable June 2017), 6.900% due 06/01/2067 (f)	766,875

		17,899,999

Gas Transmission — 0.3%
210,000	Williams Cos Inc/The, 8.750% due 03/15/2032	282,726

Industrial — 20.6%
791,000	Allegheny Technologies Inc, 5.950% due 01/15/2021 (f)	884,319
250,000	Amgen Inc, 6.900% due 06/01/2038	330,191

3

500,000	Amkor Technology Inc, 7.375% due 05/01/2018	523,750
215,000	Anheuser-Busch Cos LLC, 5.950% due 01/15/2033	260,954
650,000	Arrow Electronics Inc, 3.000% due 03/01/2018	655,761
	Ashland Inc:
500,000	4.750% due 08/15/2022 (i),(j),(k)	508,750
500,000	6.875% due 05/15/2043 (i),(j),(k)	540,000
550,000	Ball Corp, 5.750% due 05/15/2021	594,000
224,000	Bristol-Myers Squibb Co, 6.125% due 05/01/2038	292,538
638,000	Cameron International Corp, 6.375% due 07/15/2018 (f)	766,442
1,000,000	Carpenter Technology Corp, 4.450% due 03/01/2023 (f)	1,026,961
525,000	Celgene Corp, 1.900% due 08/15/2017	533,060
515,000	CF Industries Inc, 6.875% due 05/01/2018	617,048
775,000	Comcast Corp, 6.400% due 05/15/2038	974,683
775,000	CRH America Inc, 6.000% due 09/30/2016 (f)	881,743
	Domtar Corp:
475,000	4.400% due 04/01/2022	473,986
360,000	6.250% due 09/01/2042	365,336
250,000	Equinix Inc, 5.375% due 04/01/2023	253,125
250,000	Gibraltar Industries Inc, 6.250% due 02/01/2021 (i),(j),(k)	265,000
250,000	Hawk Acquisition Sub Inc, 4.250% due 10/15/2020 (i),(j),(k)	250,313
500,000	Humana Inc, 3.150% due 12/01/2022	493,867
250,000	Intelsat Luxembourg SA, 7.750% due 06/01/2021 (i),(j),(k)	254,375
897,000	KLA-Tencor Corp, 6.900% due 05/01/2018 (f)	1,075,329
410,000	Lorillard Tobacco Co, 8.125% due 06/23/2019	521,615
385,000	Methanex Corp, 5.250% due 03/01/2022	429,348
850,000	Newmont Mining Corp, 3.500% due 03/15/2022 (f)	855,794
775,000	News America Inc, 7.850% due 03/01/2039 (f)	1,040,841
750,000	Occidental Petroleum Corp, 3.125% due 02/15/2022 (f)	788,574
605,000	QEP Resources Inc, 5.375% due 10/01/2022	627,687

4

305,000	Roper Industries Inc, 3.125% due 11/15/2022	306,135
320,000	Tupperware Brands Corp, 4.750% due 06/01/2021	337,046
385,000	Tyson Foods Inc, 6.600% due 04/01/2016	441,016
320,000	UnitedHealth Group Inc, 5.800% due 03/15/2036	380,169
685,000	Vale Overseas Ltd, 4.375% due 01/11/2022 (f)	702,842
575,000	Valero Energy Corp, 10.500% due 03/15/2039 (f)	920,828
515,000	Verisk Analytics Inc, 5.800% due 05/01/2021	594,218
250,000	Wal-Mart Stores Inc, 5.625% due 04/01/2040	311,423
270,000	Yum! Brands Inc, 6.875% due 11/15/2037	352,266

		21,431,333

Telephone — 1.5%
275,000	AT&T Inc, 6.150% due 09/15/2034	325,195
100,000	CenturyLink Inc, Series V, 5.625% due 04/01/2020	102,250
550,000	Frontier Communications Corp, 8.500% due 04/15/2020	622,875
	MetroPCS Wireless Inc:
250,000	6.250% due 04/01/2021 (i),(j),(k)	254,375
250,000	6.625% due 04/01/2023 (i),(j),(k)	255,000

		1,559,695

Utility - Gas — 0.7%
649,000	EQT Corp, 6.500% due 04/01/2018	751,837

Utility - Electric — 1.1%
205,000	Consolidated Edison Co of New York Inc, Series 07-A, 6.300% due 08/15/2037	272,919
250,000	Exelon Generation Co LLC, 6.250% due 10/01/2039	290,317
305,000	Georgia Power Co, 4.300% due 03/15/2043	306,018
320,000	Public Service Electric & Gas Co, MTN, 3.950% due 05/01/2042	323,318

		1,192,572

TOTAL CORPORATE BONDS AND NOTES
(Cost $46,730,702)		49,916,203

5

GOVERNMENT GUARANTEED SECURITIES — 3.1%
Collateralized Mortgage Obligations (CMO) - Non Agency — 1.2%
1,155,090	FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A, 144A, 3.250% due 04/25/2038 (h),(i),(j),(l)	1,217,402

Commercial Mortgage-Backed Securities — 1.9%
	NCUA Guaranteed Notes Trust:
855,000	Series 2010-C1, Class A2, 2.900% due 10/29/2020	911,181
1,044,059	Series 2011-R1, Class 1A, 0.653% due 01/08/2020 (g),(h)	1,049,972

		1,961,153

TOTAL GOVERNMENT GUARANTEED SECURITIES
(Cost $3,022,752)		3,178,555

MORTGAGE-BACKED SECURITIES — 44.3%
Collateralized Mortgage Obligations (CMO) - Agency — 0.1%
	Fannie Mae REMICS:
91,004	Series 1990-5, Class J, 8.200% due 01/25/2020	102,210
3,997	Series 2003-63, Class GU, 4.000% due 07/25/2033	4,041

		106,251

Collateralized Mortgage Obligations (CMO) - Non Agency — 2.6%
	Countrywide Alternative Loan Trust:
515,280	Series 2003-20CB, Class 1A2, 5.500% due 10/25/2033 (f)	531,335
386,923	Series 2005-3CB, Class 1A10, 5.250% due 03/25/2035	382,574
407,714	GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.000% due 12/25/2034	433,545
244,965	MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	249,339
283,487	Residential Funding Mortgage Securities I, Series 2006-S1, Class 1A5, 5.250% due 01/25/2036	263,419
800,902	Terwin Mortgage Trust, Series 2007-2ALT, Class A1B, 144A, 0.324% due 04/25/2038 (f),(g),(i),(j),(k)	804,826

		2,665,038

Commercial Mortgage-Backed Securities — 9.6%
330,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4, 5.405% due 12/11/2040 (g)	363,346

6

750,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.061% due 12/15/2047 (f)	797,471
	COMM Mortgage Trust:
450,000	Series 2007-C9, Class A2, 5.800% due 12/10/2049 (g)	527,310
330,000	Series 2012-LC4, Class B, 4.934% due 12/10/2044 (g)	371,652
320,000	Series 2013-LC6, Class B, 3.739% due 01/10/2046	329,230
	GS Mortgage Securities Corp II:
945,000	Series 2007-GG10, Class A4, 5.787% due 08/10/2045 (f),(g)	1,081,335
990,000	Series 2011-GC5, Class A2, 2.999% due 08/10/2044 (f),(g)	1,049,974
455,000	JPMorgan Chase Commercial Mortgage Securities Corp, Series 2005-LDP3, Class A4A, 4.936% due 08/15/2042 (g)	491,681
510,000	LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class F, 4.843% due 04/15/2037 (g)	513,339
570,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.729% due 06/12/2050 (g)	651,143
	Morgan Stanley Capital I Trust:
39,382	Series 2004-HQ4, Class A6, 4.830% due 04/14/2040 (f)	39,382
675,000	Series 2011-C3, Class A2, 3.224% due 07/15/2049 (f)	722,146
560,000	Series 2012-C4, Class AS, 3.773% due 03/15/2045 (f)	595,526
6,648	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.639% due 05/15/2043 (f),(g)	6,645
	WF-RBS Commercial Mortgage Trust:
585,000	Series 2012-C10, Class B, 3.744% due 12/15/2045	600,818
1,245,000	Series 2012-C6, Class AS, 3.835% due 04/15/2045 (f)	1,333,317
500,000	Series 2012-C9, Class AS, 3.388% due 11/15/2045	514,330

		9,988,645

Mortgage Pass-Through Securities — 32.0%
	Fannie Mae (TBA):
3,040,000	3.000% due 09/01/2042 (m)	3,135,475
9,900,000	4.000% due 08/01/2040 (m),(n)	10,554,329
3,750,000	4.500% due 06/01/2039 (m),(n)	4,040,039
4,100,000	5.000% due 01/01/2037 (m),(n)	4,441,453
	Fannie Mae Pool:
2,635,886	#190354, 5.500% due 12/01/2034 (f)	2,908,013

7

910,346	#995112, 5.500% due 07/01/2036 (f)	1,004,330
46,353	#70225, 7.500% due 08/01/2018	50,021
	Freddie Mac Gold Pool:
43,220	#C30261, 7.500% due 08/01/2029	50,383
25,374	#A01048, 8.500% due 02/01/2020	28,230
39,889	#G00479, 9.000% due 04/01/2025	47,597
6,966	#A00813, 9.000% due 10/01/2020	7,095
6,500,000	Ginnie Mae I (TBA), 4.000% due 08/01/2040 (m),(n)	7,084,238

		33,351,203

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $45,703,497)		46,111,137

MUNICIPAL BONDS AND NOTES — 2.0%
1,000,000	City of New York NY, GO, 5.676% due 10/01/2034 (f)	1,130,010
850,000	Commonwealth of Pennsylvania, GO, 5.350% due 05/01/2030 (f)	971,575

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $1,806,953)		2,101,585

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bonds — 3.0%
1,679,000	3.125% due 11/15/2041	1,688,970
1,070,000	5.250% due 11/15/2028	1,449,516

		3,138,486

U.S. Treasury Notes — 1.1%
837,000	0.750% due 02/28/2018	836,804
270,000	1.625% due 11/15/2022	265,212

		1,102,016

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,180,934)		4,240,502

INVESTMENT COMPANY — 11.8%
(Cost $12,298,993)
12,298,993	State Street Institutional U.S. Government Money Market Fund (d)	12,298,993

TOTAL INVESTMENTS
(Cost $128,495,079)(o)	127.4%	132,654,100
OTHER ASSETS AND LIABILITIES (Net)	(27.4)	(28,491,007)

NET ASSETS	100.0%	$104,163,093

8

(a)	At March 31, 2013, a substantial portion of the Fund’s net assets were invested in mortgage-backed securities. As a result, adverse market conditions affecting mortgage-backed securities may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments- Assets*
Level 1 — Quoted Prices	$12,298,993	$7,298
Level 2 — Other Significant Observable Inputs	120,355,107	176,147
Level 3 — Significant Unobservable Inputs	—	—

Total	$132,654,100	$183,445

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above during the fiscal period ended March 31, 2013.

9

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Asset Backed Securities- Home Equity Loans	Asset Backed Securities- Other		Total
Balance as of 6/30/2012	$9,753	$—	*	$9,753
Transfers into Level 3	—	—		—
Transfers out of Level 3	—	—		—
Purchases	—	—		—
Sales	(8,253)	—		(8,253)
Paydowns	(1,267)	—		(1,267)
Accrued discounts	—	—		—
Accrued premiums	—	—		—
Realized gains	—	—		—
Realized losses	(5,429)	(130,416)		(135,845)
Change in unrealized appreciation/(depreciation)	5,196	130,416		135,612

Balance as of 3/31/2013	$—	$—		$—

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—	$—		$—

*	Level 3 valuation inputs were used to value certain securities held by the Fund at $0.

(c)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (b) above).

(d)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(e)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value

10

that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts, swap contracts and/or securities purchased on a when issued or delayed delivery basis.

(g)	Variable rate security. The interest rate shown reflects the rate in effect as of March 31, 2013.

(h)	Security valued at fair value as of March 31, 2013, in accordance with guidelines approved by the Board of Trustees (see note (e) above). At March 31, 2013, these securities represent $2,267,374, 2.2% of net assets.

(i)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(j)	Security subject to restrictions on resale under federal securities law. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of Rule 144A Security, sales to qualified institutional buyers. The Fund may invest in securities subject to restrictions on resale, subject to the limitations on investments in illiquid securities. The Fund does not have the right to demand that any of these securities be registered.

(k)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(l)	Security considered illiquid. The Fund may not invest more that 15% of its net assets in illiquid securities. At March 31, 2013, illiquid securities represent $1,217,402 or 1.2% of net assets.

Security	Acquisition Dates	Cost
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A, 144A, 3.250% due 04/25/2038	03/05/2010 – 11/14/2011	$2,693,586

(m)	Security purchased on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may be settled after the customary settlement period. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, the Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its purchase commitment. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(n)

Security, or a portion thereof, subject to mortgage dollar roll transaction. The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at

11

each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same.

(o)	At March 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,709,757, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $550,736 and net appreciation for financial reporting purposes was $4,159,021. At March 31, 2013, aggregate cost for financial reporting purposes was $128,495,079.

ABBREVIATIONS:
FDIC	—	Federal Deposit Insurance Corporation
GO	—	General Obligation Bonds
MTN	—	Medium Term Note
NCUA	—	National Credit Union Administration
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SNAT	—	Supra-National
TBA	—	To Be Announced

12

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2013 was as follows:

Futures Contracts - Asset Derivatives
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
Interest Rate Contracts 10YR U.S. Treasury Note Futures, June 2013	20	$2,632,389	$2,639,687	Net Assets- Unrealized Appreciation	$7,298

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Credit Default Swaps - Asset Derivatives
Swap Counterparty/ Referenced Debt Issuer	Balance Sheet Location	Notional Amount	Credit Spread	Termination Date	Payments Made	Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Bank of America: CDX North America High Yield Index	Unrealized appreciation on credit default swap contracts	$7,000,000	398.57	12/20/2017	5.000%	$304,897	$128,750	$176,147

Futures Contracts: The Fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objective. The Fund may enter into futures contracts for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than investing in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on fluctuations of the value of the contract.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

13

Credit Default Swap Contracts: The Fund is subject to credit risk in the normal course of pursuing its investment objective. The Fund may buy or sell credit default swap (“CDS”) contracts for the purpose of hedging the risk of default on portfolio securities or generating income. CDS contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Up-front payments made or received by the Fund are capitalized until such time that the contract is closed. The income/(cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/(depreciation) on credit default swap contracts until payment is received/(made), at which time the unrealized appreciation/(depreciation) is reclassified to realized gain/(loss) on credit default swap contracts. In addition, CDS contracts are marked to market daily with changes in market value recorded as unrealized appreciation/(depreciation) on credit default swap contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a realized gain/(loss) on credit default swap contracts equal to the payment received/(made), net of unrealized appreciation/(depreciation) on credit default swap contracts and/or the value of securities exchanged.

As a buyer in a CDS contract, the Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to “cover” its commitment under the contract, the Fund will enter into an offsetting position or instruct the custodian to designate as collateral on the Fund’s books cash or liquid assets equal to the aggregate notional value of the underlying debt obligation. The counterparty to the CDS contract may require that the Fund deposit cash or pledge collateral to offset market value depreciation of the contract until such time as the contract is closed.

14

Munder Growth Opportunities Fund

Portfolio of Investments, March 31, 2013 (Unaudited) (a)

Shares		Value(b),(c),(d)

COMMON STOCKS — 98.3%

Consumer Discretionary — 16.3%
Household Durables — 0.8%
171,600	PulteGroup Inc †	$3,473,184

Internet & Catalog Retail — 3.6%
13,000	Amazon.com Inc †	3,464,370
73,000	Expedia Inc	4,380,730
261,430	HomeAway Inc †	8,496,475

		16,341,575

Leisure Equipment & Products — 1.1%
50,720	Polaris Industries Inc	4,691,093

Media — 3.3%
220,900	Comcast Corp, Class A	9,280,009
101,590	DIRECTV †	5,751,010

		15,031,019

Multiline Retail — 1.5%
56,300	Dillard’s Inc, Class A	4,422,365
58,490	Macy’s Inc	2,447,221

		6,869,586

Specialty Retail — 6.0%
182,000	Chico’s FAS Inc	3,057,600
164,160	Home Depot Inc/The	11,455,085
25,895	Penske Automotive Group Inc	863,857
90,210	PetSmart Inc	5,602,041
124,000	TJX Cos Inc	5,797,000

		26,775,583

Total Consumer Discretionary		73,182,040

Consumer Staples — 11.7%
Beverages — 1.6%
94,200	Coca-Cola Co/The	3,809,448
43,000	PepsiCo Inc	3,401,730

		7,211,178

Food & Staples Retailing — 4.6%
148,000	CVS Caremark Corp	8,138,520
214,000	Kroger Co/The	7,091,960
74,595	Wal-Mart Stores Inc	5,581,944

		20,812,424

Food Products — 0.8%
52,000	Ingredion Inc	3,760,640

1

Household Products — 1.4%
51,000	Colgate-Palmolive Co	6,019,530

Tobacco — 3.3%
161,015	Philip Morris International Inc	14,927,701

Total Consumer Staples		52,731,473

Energy — 3.3%
Oil, Gas & Consumable Fuels — 3.3%
88,300	Exxon Mobil Corp	7,956,713
38,500	Marathon Petroleum Corp	3,449,600
27,200	Pioneer Natural Resources Co	3,379,600

Total Energy		14,785,913

Financials — 5.7%
Capital Markets — 1.0%
30,000	Goldman Sachs Group Inc/The	4,414,500

Commercial Banks — 2.3%
144,700	BB&T Corp	4,542,133
163,000	Wells Fargo & Co	6,029,370

		10,571,503

Diversified Financial Services — 1.3%
79,000	Citigroup Inc	3,494,960
38,000	CME Group Inc	2,332,820

		5,827,780

Real Estate Investment Trusts (REITs) — 1.1%
208,000	CBL & Associates Properties Inc	4,908,800

Total Financials		25,722,583

Health Care — 13.7%
Biotechnology — 6.4%
47,800	Alexion Pharmaceuticals Inc †	4,404,292
90,350	Amgen Inc	9,261,779
70,320	Celgene Corp †	8,150,791
139,000	Gilead Sciences Inc †	6,801,270

		28,618,132

Health Care Equipment & Supplies — 0.6%
5,845	Intuitive Surgical Inc †	2,871,006

Health Care Providers & Services — 1.0%
72,000	Cigna Corp	4,490,640

Life Sciences Tools & Services — 1.7%
20,000	Mettler-Toledo International Inc †	4,264,400
44,400	Thermo Fisher Scientific Inc	3,396,156

		7,660,556

2

Pharmaceuticals — 4.0%
138,465	Abbott Laboratories	4,890,584
52,350	Actavis Inc †	4,821,958
289,000	Mylan Inc/PA †	8,363,660

		18,076,202

Total Health Care		61,716,536

Industrials — 11.7%
Aerospace & Defense — 1.3%
68,400	Boeing Co/The	5,872,140

Electrical Equipment — 1.3%
67,000	Generac Holdings Inc	2,367,780
40,000	Rockwell Automation Inc	3,454,000

		5,821,780

Machinery — 3.3%
39,000	Deere & Co	3,353,220
43,500	Flowserve Corp	7,295,385
72,250	Illinois Tool Works Inc	4,402,915

		15,051,520

Professional Services — 2.4%
105,679	51job Inc, ADR †	6,278,389
79,000	Equifax Inc	4,549,610

		10,827,999

Road & Rail — 3.4%
83,450	Kansas City Southern	9,254,605
42,000	Union Pacific Corp	5,981,220

		15,235,825

Total Industrials		52,809,264

Information Technology — 30.0%
Communications Equipment — 1.2%
253,500	Cisco Systems Inc	5,300,685

Computers & Peripherals — 4.9%
50,310	Apple Inc	22,268,715

Internet Software & Services — 6.1%
191,100	eBay Inc †	10,361,442
15,253	Google Inc, Class A †	12,111,340
95,100	Rackspace Hosting Inc †	4,800,648

		27,273,430

IT Services — 8.7%
108,400	Accenture PLC, Class A	8,235,148
52,100	Alliance Data Systems Corp †	8,434,469
88,400	Cognizant Technology Solutions Corp, Class A †	6,772,324
28,950	International Business Machines Corp	6,175,035
17,400	Mastercard Inc, Class A	9,415,662

		39,032,638

3

Semiconductors & Semiconductor Equipment — 2.5%
44,979	ASML Holding NV, NYR	3,059,022
140,000	Maxim Integrated Products Inc	4,571,000
199,000	Taiwan Semiconductor Manufacturing Co Ltd, ADR	3,420,810

		11,050,832

Software — 6.6%
48,525	CommVault Systems Inc †	3,978,079
413,365	Microsoft Corp	11,826,373
292,150	Oracle Corp	9,448,131
90,175	Red Hat Inc †	4,559,248

		29,811,831

Total Information Technology		134,738,131

Materials — 4.4%
Chemicals — 4.4%
30,080	CF Industries Holdings Inc	5,726,329
66,400	Monsanto Co	7,013,832
8,800	NewMarket Corp	2,291,168
21,690	Praxair Inc	2,419,303
14,000	Sherwin-Williams Co/The	2,364,460

Total Materials		19,815,092

Telecommunication Services — 1.5%
Wireless Telecommunication Services — 1.5%
64,300	Crown Castle International Corp †	4,477,852
82,000	Vodafone Group PLC, ADR	2,329,620

Total Telecommunication Services		6,807,472

TOTAL COMMON STOCKS
(Cost $388,227,110)		442,308,504

PREFERRED STOCK — 1.0%
(Cost $3,284,854)

Consumer Staples — 1.0%
Beverages — 1.0%
107,730	Cia de Bebidas das Americas, ADR	4,560,211

INVESTMENT COMPANIES — 0.7%

Multi-Sector — 0.7%
Multi-Industries — 0.7%
19,000	iShares Russell 1000 Growth Index Fund	1,356,030
1,758,425	State Street Institutional U.S. Government Money Market Fund	1,758,425

TOTAL INVESTMENT COMPANIES
(Cost $3,114,189)		3,114,455

4

TOTAL INVESTMENTS
(Cost $394,626,153)(e)	100.0%	449,983,170
OTHER ASSETS AND LIABILITIES (Net)	0.0 #	63,467

NET ASSETS	100.0%	$450,046,637

#	Amount represents less than 0.05% of net assets.

†	Non-income producing security.

(a)	The Fund is subject to a fundamental policy, which cannot be changed without shareholder approval, to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$449,983,170
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$449,983,170

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended March 31, 2013.

5

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock— Information Technology
Balance as of 6/30/2012	$5,516
Transfers into Level 3	—
Transfers out of Level 3	—
Gross purchases	—
Gross sales	(868)
Accrued discounts	—
Accrued premiums	—
Realized gains	—
Realized losses	(212,572)
Change in unrealized appreciation/(depreciation)	207,924

Balance as of 3/31/2013	$—

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—

(c)	As of March 31, 2013, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

6

(e)	At March 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $63,852,408, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,495,391 and net appreciation for financial reporting purposes was $55,357,017. At March 31, 2013, aggregate cost for financial reporting purposes was $394,626,153.

ABBREVIATIONS:
ADR	—	American Depositary Receipt
NYR	—	New York Registered Shares

At March 31, 2013, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of Net Assets	Value
COMMON STOCKS:
United States	93.1%	$418,985,515
Ireland	1.8	8,235,148
China	1.4	6,278,389
Taiwan	0.8	3,420,810
Netherlands	0.7	3,059,022
United Kingdom	0.5	2,329,620

TOTAL COMMON STOCKS	98.3	442,308,504
PREFERRED STOCK:
Brazil	1.0	4,560,211
INVESTMENT COMPANIES	0.7	3,114,455

TOTAL INVESTMENTS	100.0	449,983,170
OTHER ASSETS AND LIABILITIES (NET)	0.0 #	63,467

NET ASSETS	100.0%	$450,046,637

#	Amount represents less than 0.05% of net assets

7

Munder Index 500 Fund

Portfolio of Investments, March 31, 2013 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 93.9%

Consumer Discretionary — 10.9%
Auto Components — 0.3%
1,886	BorgWarner Inc †	$145,863
4,783	Delphi Automotive PLC	212,365
4,003	Goodyear Tire & Rubber Co/The †	50,478
11,163	Johnson Controls Inc	391,487

		800,193

Automobiles — 0.4%
63,984	Ford Motor Co	841,390
3,688	Harley-Davidson Inc	196,570

		1,037,960

Distributors — 0.1%
2,526	Genuine Parts Co	197,028

Diversified Consumer Services — 0.1%
1,699	Apollo Group Inc, Class A †	29,546
4,425	H&R Block Inc	130,183

		159,729

Hotels, Restaurants & Leisure — 1.7%
7,246	Carnival Corp	248,538
506	Chipotle Mexican Grill Inc †	164,890
2,110	Darden Restaurants Inc	109,045
4,313	International Game Technology	71,165
3,974	Marriott International Inc/DE, Class A	167,822
16,358	McDonald’s Corp	1,630,729
12,223	Starbucks Corp	696,222
3,160	Starwood Hotels & Resorts Worldwide Inc	201,387
2,228	Wyndham Worldwide Corp	143,661
1,301	Wynn Resorts Ltd	162,833
7,352	Yum! Brands Inc	528,903

		4,125,195

Household Durables — 0.3%
4,560	DR Horton Inc	110,808
1,786	Garmin Ltd	59,009
1,108	Harman International Industries Inc	49,450
2,329	Leggett & Platt Inc	78,674
2,693	Lennar Corp, Class A	111,706
4,672	Newell Rubbermaid Inc	121,939
5,549	PulteGroup Inc †	112,312
1,281	Whirlpool Corp	151,747

		795,645

Internet & Catalog Retail — 1.0%
5,932	Amazon.com Inc †	1,580,819
1,523	Expedia Inc	91,395
913	Netflix Inc †	172,931
813	priceline.com Inc †	559,287
1,795	TripAdvisor Inc †	94,274

		2,498,706

Leisure Equipment & Products — 0.1%
1,869	Hasbro Inc	82,124
5,620	Mattel Inc	246,100

		328,224

Media — 3.4%
3,498	Cablevision Systems Corp, Class A	52,330
9,545	CBS Corp, Class B, Non-Voting	445,656
43,058	Comcast Corp, Class A	1,808,866
9,349	DIRECTV †	529,247
4,000	Discovery Communications Inc, Class A †	314,960
3,748	Gannett Co Inc	81,969
6,752	Interpublic Group of Cos Inc/The	87,978
32,621	News Corp, Class A	995,593
4,264	Omnicom Group Inc	251,150
1,403	Scripps Networks Interactive Inc, Class A	90,269
4,820	Time Warner Cable Inc	463,009
15,249	Time Warner Inc	878,647
7,428	Viacom Inc, Class B	457,342
29,452	Walt Disney Co/The	1,672,874
73	Washington Post Co/The, Class B	32,631

		8,162,521

Multiline Retail — 0.8%
4,933	Dollar General Corp †	249,511
3,706	Dollar Tree Inc †	179,482
1,567	Family Dollar Stores Inc	92,531
2,420	JC Penney Co Inc	36,566
3,452	Kohl’s Corp	159,241
6,448	Macy’s Inc	269,784
2,442	Nordstrom Inc	134,872
10,616	Target Corp	726,665

		1,848,652

Specialty Retail — 2.1%
1,297	Abercrombie & Fitch Co, Class A	59,921
631	AutoNation Inc †	27,606
592	AutoZone Inc †	234,888
3,688	Bed Bath & Beyond Inc †	237,581
4,338	Best Buy Co Inc	96,087
3,722	CarMax Inc †	155,207
1,976	GameStop Corp, Class A	55,269
4,848	Gap Inc/The	171,619
24,391	Home Depot Inc/The	1,702,004
3,904	L Brands Inc	174,353

18,107	Lowe’s Cos Inc	686,617
1,815	O’Reilly Automotive Inc †	186,128
1,753	PetSmart Inc	108,861
3,627	Ross Stores Inc	219,869
10,993	Staples Inc	147,636
1,944	Tiffany & Co	135,186
11,896	TJX Cos Inc	556,138
1,785	Urban Outfitters Inc †	69,151

		5,024,121

Textiles, Apparel & Luxury Goods — 0.6%
4,580	Coach Inc	228,954
871	Fossil Inc †	84,139
11,835	NIKE Inc, Class B	698,383
1,274	PVH Corp	136,076
991	Ralph Lauren Corp	167,786
1,438	VF Corp	241,225

		1,556,563

Total Consumer Discretionary		26,534,537

Consumer Staples — 10.3%
Beverages — 2.3%
2,615	Beam Inc	166,157
2,472	Brown-Forman Corp, Class B	176,501
62,524	Coca-Cola Co/The	2,528,471
4,280	Coca-Cola Enterprises Inc	158,018
2,486	Constellation Brands Inc, Class A †	118,433
3,321	Dr Pepper Snapple Group Inc	155,921
2,545	Molson Coors Brewing Co, Class B	124,527
2,349	Monster Beverage Corp †	112,141
25,167	PepsiCo Inc	1,990,961

		5,531,130

Food & Staples Retailing — 2.3%
7,106	Costco Wholesale Corp	754,018
20,084	CVS Caremark Corp	1,104,419
8,457	Kroger Co/The	280,265
3,908	Safeway Inc	102,976
9,559	Sysco Corp	336,190
27,285	Wal-Mart Stores Inc (d)	2,041,737
14,030	Walgreen Co	668,950
2,811	Whole Foods Market Inc	243,854

		5,532,409

Food Products — 1.8%
10,743	Archer-Daniels-Midland Co	362,362
2,923	Campbell Soup Co	132,587
6,751	ConAgra Foods Inc	241,753
3,032	Dean Foods Co †	54,970
10,547	General Mills Inc	520,073
2,449	Hershey Co/The	214,361

5,230	HJ Heinz Co	377,972
2,193	Hormel Foods Corp	90,615
1,749	JM Smucker Co/The	173,431
4,073	Kellogg Co	262,423
9,666	Kraft Foods Group Inc	498,089
2,164	McCormick & Co Inc/MD, Non-Voting	159,162
3,303	Mead Johnson Nutrition Co	255,817
29,009	Mondelez International Inc, Class A	887,966
4,626	Tyson Foods Inc, Class A	114,817

		4,346,398

Household Products — 2.1%
2,136	Clorox Co/The	189,100
7,171	Colgate-Palmolive Co	846,393
6,323	Kimberly-Clark Corp	619,527
44,561	Procter & Gamble Co/The	3,433,871

		5,088,891

Personal Products — 0.1%
7,051	Avon Products Inc	146,167
3,910	Estee Lauder Cos Inc/The, Class A	250,358

		396,525

Tobacco — 1.7%
32,787	Altria Group Inc	1,127,545
6,188	Lorillard Inc	249,686
26,880	Philip Morris International Inc	2,492,045
5,248	Reynolds American Inc	233,483

		4,102,759

Total Consumer Staples		24,998,112

Energy — 10.2%
Energy Equipment & Services — 1.7%
7,207	Baker Hughes Inc	334,477
4,043	Cameron International Corp †	263,604
1,134	Diamond Offshore Drilling Inc	78,881
3,791	Ensco PLC, Class A	227,460
3,878	FMC Technologies Inc †	210,925
15,200	Halliburton Co	614,232
1,733	Helmerich & Payne Inc	105,193
4,747	Nabors Industries Ltd	76,996
6,959	National Oilwell Varco Inc	492,349
4,122	Noble Corp	157,254
2,026	Rowan Cos Plc, Class A †	71,639
21,667	Schlumberger Ltd	1,622,642

		4,255,652

Oil, Gas & Consumable Fuels — 8.5%
8,165	Anadarko Petroleum Corp	714,029
6,390	Apache Corp	493,052
3,432	Cabot Oil & Gas Corp	232,037
8,494	Chesapeake Energy Corp	173,362

31,691	Chevron Corp	3,765,525
19,918	ConocoPhillips	1,197,072
3,721	Consol Energy Inc	125,212
6,092	Denbury Resources Inc †	113,616
6,159	Devon Energy Corp	347,491
4,433	EOG Resources Inc	567,734
2,455	EQT Corp	166,326
73,090	Exxon Mobil Corp (d)	6,586,140
4,847	Hess Corp	347,094
10,305	Kinder Morgan Inc	398,597
11,544	Marathon Oil Corp	389,264
5,406	Marathon Petroleum Corp	484,378
2,954	Murphy Oil Corp	188,258
2,205	Newfield Exploration Co †	49,436
2,929	Noble Energy Inc	338,768
13,140	Occidental Petroleum Corp	1,029,782
4,398	Peabody Energy Corp	93,018
10,138	Phillips 66	709,356
2,159	Pioneer Natural Resources Co	268,256
2,912	QEP Resources Inc	92,718
2,656	Range Resources Corp	215,242
5,726	Southwestern Energy Co †	213,351
10,899	Spectra Energy Corp	335,144
2,241	Tesoro Corp	131,210
9,020	Valero Energy Corp	410,320
11,117	Williams Cos Inc/The	416,443
3,382	WPX Energy Inc †	54,180

		20,646,411

Total Energy		24,902,063

Financials — 15.0%
Capital Markets — 2.0%
3,319	Ameriprise Financial Inc	244,444
18,980	Bank of New York Mellon Corp/The	531,250
2,051	BlackRock Inc	526,861
17,929	Charles Schwab Corp/The	317,164
4,655	E*TRADE Financial Corp †	49,855
2,253	Franklin Resources Inc	339,775
7,138	Goldman Sachs Group Inc/The	1,050,357
7,192	Invesco Ltd	208,280
1,872	Legg Mason Inc	60,185
22,395	Morgan Stanley	492,242
3,550	Northern Trust Corp	193,688
7,453	State Street Corp	440,398
4,225	T Rowe Price Group Inc	316,326

		4,770,825

Commercial Banks — 2.6%
11,416	BB&T Corp	358,348
3,061	Comerica Inc (e)	110,043
14,278	Fifth Third Bancorp	232,874

3,970	First Horizon National Corp	42,400
13,735	Huntington Bancshares Inc/OH	101,502
15,071	KeyCorp	150,107
1,994	M&T Bank Corp	205,701
8,620	PNC Financial Services Group Inc/The	573,230
23,056	Regions Financial Corp	188,829
8,791	SunTrust Banks Inc	253,269
30,397	US Bancorp	1,031,370
79,965	Wells Fargo & Co	2,957,905
3,004	Zions Bancorporation	75,070

		6,280,648

Consumer Finance — 0.8%
15,677	American Express Co	1,057,570
9,498	Capital One Financial Corp	521,915
8,081	Discover Financial Services	362,352
7,395	SLM Corp	151,450

		2,093,287

Diversified Financial Services — 3.5%
176,512	Bank of America Corp (d)	2,149,916
49,571	Citigroup Inc	2,193,021
5,006	CME Group Inc	307,318
1,185	IntercontinentalExchange Inc †	193,238
62,437	JPMorgan Chase & Co	2,963,260
4,785	Leucadia National Corp	131,253
4,580	McGraw-Hill Cos Inc/The	238,526
3,161	Moody’s Corp	168,545
1,918	NASDAQ OMX Group Inc/The	61,951
3,964	NYSE Euronext	153,169

		8,560,197

Insurance — 3.9%
5,535	ACE Ltd	492,449
7,630	Aflac Inc	396,913
7,788	Allstate Corp/The	382,157
24,083	American International Group Inc †	934,902
5,082	Aon PLC	312,543
1,285	Assurant Inc	57,838
29,754	Berkshire Hathaway Inc, Class B †	3,100,367
4,257	Chubb Corp/The	372,615
2,396	Cincinnati Financial Corp	113,067
8,037	Genworth Financial Inc, Class A †	80,370
7,122	Hartford Financial Services Group Inc	183,748
4,428	Lincoln National Corp	144,397
5,050	Loews Corp	222,553
8,945	Marsh & McLennan Cos Inc	339,642
17,839	MetLife Inc	678,239
4,499	Principal Financial Group Inc	153,101
9,063	Progressive Corp/The	229,022
7,585	Prudential Financial Inc	447,439
1,527	Torchmark Corp	91,315

6,165	Travelers Cos Inc/The	519,031
4,401	Unum Group	124,328
4,811	XL Group PLC	145,773

		9,521,809

Real Estate Investment Trusts (REITs) — 2.0%
6,445	American Tower Corp	495,749
2,378	Apartment Investment & Management Co, Class A	72,910
1,856	AvalonBay Communities Inc	235,100
2,473	Boston Properties Inc	249,921
5,225	Equity Residential	287,689
7,396	HCP Inc	368,765
4,255	Health Care REIT Inc	288,957
11,854	Host Hotels & Resorts Inc	207,326
6,653	Kimco Realty Corp	149,027
2,648	Plum Creek Timber Co Inc	138,226
7,549	Prologis Inc	301,809
2,353	Public Storage	358,409
5,116	Simon Property Group Inc	811,193
4,762	Ventas Inc	348,578
2,763	Vornado Realty Trust	231,097
8,895	Weyerhaeuser Co	279,125

		4,823,881

Real Estate Management & Development — 0.1%
4,962	CBRE Group Inc, Class A †	125,291

Thrifts & Mortgage Finance — 0.1%
7,754	Hudson City Bancorp Inc	66,995
5,524	People’s United Financial Inc	74,242

		141,237

Total Financials		36,317,175

Health Care — 11.8%
Biotechnology — 1.8%
3,184	Alexion Pharmaceuticals Inc †	293,374
12,209	Amgen Inc	1,251,544
3,854	Biogen Idec Inc †	743,475
6,831	Celgene Corp †	791,781
24,834	Gilead Sciences Inc †	1,215,128

		4,295,302

Health Care Equipment & Supplies — 1.7%
8,905	Baxter International Inc	646,859
3,164	Becton Dickinson and Co	302,510
22,143	Boston Scientific Corp †	172,937
3,631	CareFusion Corp †	127,049
7,700	Covidien PLC	522,368
1,240	CR Bard Inc	124,967
2,330	DENTSPLY International Inc	98,839
1,861	Edwards Lifesciences Corp †	152,900
654	Intuitive Surgical Inc †	321,238

16,498	Medtronic Inc	774,746
4,614	St Jude Medical Inc	186,590
4,717	Stryker Corp	307,737
1,779	Varian Medical Systems Inc †	128,088
2,762	Zimmer Holdings Inc	207,758

		4,074,586

Health Care Providers & Services — 1.8%
5,350	Aetna Inc	273,492
3,754	AmerisourceBergen Corp	193,143
5,560	Cardinal Health Inc	231,407
4,664	Cigna Corp	290,894
2,195	Coventry Health Care Inc	103,231
1,376	DaVita HealthCare Partners Inc †	163,180
13,352	Express Scripts Holding Co †	769,743
2,583	Humana Inc	178,511
1,518	Laboratory Corp of America Holdings †	136,924
3,799	McKesson Corp	410,140
1,364	Patterson Cos Inc	51,886
2,581	Quest Diagnostics Inc	145,697
1,701	Tenet Healthcare Corp †	80,934
16,719	UnitedHealth Group Inc	956,494
4,959	WellPoint Inc	328,435

		4,314,111

Health Care Technology — 0.1%
2,387	Cerner Corp †	226,168

Life Sciences Tools & Services — 0.4%
5,660	Agilent Technologies Inc	237,550
2,806	Life Technologies Corp †	181,352
1,855	PerkinElmer Inc	62,402
5,833	Thermo Fisher Scientific Inc	446,166
1,401	Waters Corp †	131,568

		1,059,038

Pharmaceuticals — 6.0%
25,622	Abbott Laboratories	904,969
25,785	AbbVie Inc	1,051,512
2,085	Actavis Inc †	192,049
5,017	Allergan Inc/United States	560,048
26,710	Bristol-Myers Squibb Co	1,100,185
16,285	Eli Lilly & Co	924,825
3,822	Forest Laboratories Inc †	145,389
2,698	Hospira Inc †	88,575
45,600	Johnson & Johnson (d)	3,717,768
49,304	Merck & Co Inc	2,180,716
6,452	Mylan Inc/PA †	186,721
1,441	Perrigo Co	171,090
117,276	Pfizer Inc (d)	3,384,586

		14,608,433

Total Health Care		28,577,638

Industrials — 9.5%
Aerospace & Defense — 2.2%
11,101	Boeing Co/The	953,021
5,419	General Dynamics Corp	382,094
12,786	Honeywell International Inc	963,425
1,466	L-3 Communications Holdings Inc	118,629
4,367	Lockheed Martin Corp	421,503
3,868	Northrop Grumman Corp	271,340
2,389	Precision Castparts Corp	453,002
5,307	Raytheon Co	311,999
2,227	Rockwell Collins Inc	140,568
4,429	Textron Inc	132,028
13,757	United Technologies Corp	1,285,316

		5,432,925

Air Freight & Logistics — 0.7%
2,627	CH Robinson Worldwide Inc	156,201
3,368	Expeditors International of Washington Inc	120,271
4,770	FedEx Corp	468,414
11,665	United Parcel Service Inc, Class B	1,002,024

		1,746,910

Airlines — 0.1%
11,877	Southwest Airlines Co	160,102

Building Products — 0.1%
5,816	Masco Corp	117,774

Commercial Services & Supplies — 0.5%
3,788	ADT Corp/The	185,385
1,633	Avery Dennison Corp	70,333
1,709	Cintas Corp	75,418
2,729	Iron Mountain Inc	99,090
3,409	Pitney Bowes Inc	50,658
4,850	Republic Services Inc	160,050
1,404	Stericycle Inc †	149,077
7,602	Tyco International Ltd	243,264
7,133	Waste Management Inc	279,685

		1,312,960

Construction & Engineering — 0.2%
2,651	Fluor Corp	175,841
2,126	Jacobs Engineering Group Inc †	119,566
3,478	Quanta Services Inc †	99,401

		394,808

Electrical Equipment — 0.6%
7,685	Eaton Corp PLC	470,706
11,779	Emerson Electric Co	658,093
2,280	Rockwell Automation Inc	196,878
1,613	Roper Industries Inc	205,351

		1,531,028

Industrial Conglomerates — 2.3%
10,355	3M Co	1,100,840
9,458	Danaher Corp	587,815
169,628	General Electric Co (d)	3,921,799

		5,610,454

Machinery — 1.7%
10,685	Caterpillar Inc	929,274
2,880	Cummins Inc	333,533
6,354	Deere & Co	546,317
2,849	Dover Corp	207,635
785	Flowserve Corp	131,652
6,775	Illinois Tool Works Inc	412,868
4,495	Ingersoll-Rand PLC	247,270
1,732	Joy Global Inc	103,089
5,766	PACCAR Inc	291,529
1,812	Pall Corp	123,886
2,433	Parker Hannifin Corp	222,814
3,362	Pentair Ltd	177,346
950	Snap-on Inc	78,565
2,614	Stanley Black & Decker Inc	211,656
3,036	Xylem Inc/NY	83,672

		4,101,106

Professional Services — 0.1%
666	Dun & Bradstreet Corp/The	55,711
1,964	Equifax Inc	113,107
2,276	Robert Half International Inc	85,418

		254,236

Road & Rail — 0.8%
16,652	CSX Corp	410,139
5,130	Norfolk Southern Corp	395,420
868	Ryder System Inc	51,863
7,655	Union Pacific Corp	1,090,149

		1,947,571

Trading Companies & Distributors — 0.2%
4,403	Fastenal Co	226,094
975	WW Grainger Inc	219,356

		445,450

Total Industrials		23,055,324

Information Technology — 16.9%
Communications Equipment — 1.8%
86,981	Cisco Systems Inc	1,818,773
1,282	F5 Networks Inc †	114,200
1,840	Harris Corp	85,266
3,835	JDS Uniphase Corp †	51,274
8,410	Juniper Networks Inc †	155,921
4,502	Motorola Solutions Inc	288,263
28,028	QUALCOMM Inc	1,876,475

		4,390,172

Computers & Peripherals — 3.9%
15,318	Apple Inc	6,780,206
23,824	Dell Inc	341,398
34,329	EMC Corp/MA †	820,120
31,855	Hewlett-Packard Co	759,423
5,879	NetApp Inc †	200,827
3,945	SanDisk Corp †	216,975
5,210	Seagate Technology PLC	190,478
3,533	Western Digital Corp	177,639

		9,487,066

Electronic Equipment, Instruments & Components — 0.4%
2,605	Amphenol Corp, Class A	194,463
24,019	Corning Inc	320,173
2,364	FLIR Systems Inc	61,488
3,000	Jabil Circuit Inc	55,440
2,258	Molex Inc	66,114
6,855	TE Connectivity Ltd	287,430

		985,108

Internet Software & Services — 2.1%
2,901	Akamai Technologies Inc †	102,376
19,035	eBay Inc †	1,032,078
4,356	Google Inc, Class A †	3,458,795
2,488	VeriSign Inc †	117,632
15,809	Yahoo! Inc †	371,986

		5,082,867

IT Services — 3.6%
10,511	Accenture PLC, Class A	798,521
7,912	Automatic Data Processing Inc	514,438
4,923	Cognizant Technology Solutions Corp, Class A †	377,151
2,503	Computer Sciences Corp	123,223
4,782	Fidelity National Information Services Inc	189,463
2,177	Fiserv Inc †	191,206
17,090	International Business Machines Corp (d)	3,645,297
1,722	Mastercard Inc, Class A	931,826
5,280	Paychex Inc	185,170
4,628	SAIC Inc	62,709
2,704	Teradata Corp †	158,211
2,621	Total System Services Inc	64,948
8,412	Visa Inc, Class A	1,428,694
9,278	Western Union Co/The	139,541

		8,810,398

Office Electronics — 0.1%
19,964	Xerox Corp	171,690

Semiconductors & Semiconductor Equipment — 1.9%
9,901	Advanced Micro Devices Inc †	25,248
5,216	Altera Corp	185,012
4,991	Analog Devices Inc	232,032
19,576	Applied Materials Inc	263,885

8,539	Broadcom Corp, Class A	296,047
1,019	First Solar Inc †	27,472
80,684	Intel Corp	1,762,945
2,710	KLA-Tencor Corp	142,925
2,648	Lam Research Corp †	109,786
3,793	Linear Technology Corp	145,537
8,967	LSI Corp †	60,796
3,186	Microchip Technology Inc	117,117
16,668	Micron Technology Inc †	166,347
10,193	NVIDIA Corp	130,674
3,104	Teradyne Inc †	50,347
18,022	Texas Instruments Inc	639,421
4,266	Xilinx Inc	162,833

		4,518,424

Software — 3.1%
8,136	Adobe Systems Inc †	353,997
3,665	Autodesk Inc †	151,145
2,144	BMC Software Inc †	99,331
5,429	CA Inc	136,648
3,040	Citrix Systems Inc †	219,366
4,895	Electronic Arts Inc †	86,641
4,544	Intuit Inc	298,314
122,978	Microsoft Corp (d)	3,518,401
60,240	Oracle Corp	1,948,162
3,151	Red Hat Inc †	159,315
2,197	Salesforce.com Inc †	392,889
11,242	Symantec Corp †	277,453

		7,641,662

Total Information Technology		41,087,387

Materials — 3.2%
Chemicals — 2.3%
3,387	Air Products & Chemicals Inc	295,075
1,114	Airgas Inc	110,464
1,027	CF Industries Holdings Inc	195,510
19,646	Dow Chemical Co/The	625,529
2,511	Eastman Chemical Co	175,444
4,330	Ecolab Inc	347,179
15,241	EI du Pont de Nemours & Co	749,248
2,245	FMC Corp	128,032
1,330	International Flavors & Fragrances Inc	101,971
6,194	LyondellBasell Industries NV, Class A	392,018
8,740	Monsanto Co	923,206
4,513	Mosaic Co/The	269,020
2,330	PPG Industries Inc	312,080
4,831	Praxair Inc	538,850
1,400	Sherwin-Williams Co/The	236,446
1,964	Sigma-Aldrich Corp	152,564

		5,552,636

Construction Materials — 0.0% #
2,118	Vulcan Materials Co	109,501

Containers & Packaging — 0.2%
2,437	Ball Corp	115,952
1,680	Bemis Co Inc	67,805
2,865	MeadWestvaco Corp	104,000
2,676	Owens-Illinois Inc †	71,315
3,174	Sealed Air Corp	76,525

		435,597

Metals & Mining — 0.6%
17,444	Alcoa Inc	148,623
1,753	Allegheny Technologies Inc	55,587
2,471	Cliffs Natural Resources Inc	46,974
15,489	Freeport-McMoRan Copper & Gold Inc	512,686
8,103	Newmont Mining Corp	339,435
5,182	Nucor Corp	239,149
2,450	United States Steel Corp	47,775

		1,390,229

Paper & Forest Products — 0.1%
7,197	International Paper Co	335,236

Total Materials		7,823,199

Telecommunication Services — 2.8%
Diversified Telecommunication Services — 2.5%
89,585	AT&T Inc	3,286,874
10,209	CenturyLink Inc	358,642
16,284	Frontier Communications Corp	64,810
46,627	Verizon Communications Inc	2,291,717
9,632	Windstream Corp	76,575

		6,078,618

Wireless Telecommunication Services — 0.3%
4,782	Crown Castle International Corp †	333,018
5,221	MetroPCS Communications Inc †	56,909
49,115	Sprint Nextel Corp †	305,004

		694,931

Total Telecommunication Services		6,773,549

Utilities — 3.3%
Electric Utilities — 1.9%
7,922	American Electric Power Co Inc	385,247
11,495	Duke Energy Corp	834,422
5,314	Edison International	267,400
2,905	Entergy Corp	183,712
13,948	Exelon Corp	480,927
6,822	FirstEnergy Corp	287,888
6,914	NextEra Energy Inc	537,080
5,127	Northeast Utilities	222,819
3,753	Pepco Holdings Inc	80,314

1,790	Pinnacle West Capital Corp	103,623
9,508	PPL Corp	297,696
14,175	Southern Co/The	665,091
7,965	Xcel Energy Inc	236,561

		4,582,780

Gas Utilities — 0.1%
1,922	AGL Resources Inc	80,628
3,343	ONEOK Inc	159,361

		239,989

Independent Power Producers & Energy Traders — 0.1%
10,097	AES Corp/The	126,919
5,271	NRG Energy Inc	139,629

		266,548

Multi-Utilities — 1.2%
3,958	Ameren Corp	138,609
6,976	CenterPoint Energy Inc	167,145
4,320	CMS Energy Corp	120,701
4,777	Consolidated Edison Inc	291,540
9,401	Dominion Resources Inc/VA	546,950
2,814	DTE Energy Co	192,309
1,278	Integrys Energy Group Inc	74,328
5,076	NiSource Inc	148,930
7,155	PG&E Corp	318,612
8,253	Public Service Enterprise Group Inc	283,408
2,160	SCANA Corp	110,506
3,691	Sempra Energy	295,059
3,331	TECO Energy Inc	59,358
3,735	Wisconsin Energy Corp	160,194

		2,907,649

Total Utilities		7,996,966

TOTAL COMMON STOCKS
(Cost $80,284,996)		228,065,950

INVESTMENT COMPANY — 4.8%
(Cost $11,672,080)
Multi-Industry — 4.8%
11,672,080	State Street Institutional U.S. Government Money Market Fund	11,672,080

Principal Amount			Value

U.S. TREASURY OBLIGATIONS — 1.5%
(Cost $3,499,255)
3,500,000	0.059% due 06/13/2013 (f),(g)		3,499,591

TOTAL INVESTMENTS
(Cost $95,456,331)(h)		100.2%	243,237,621

OTHER ASSETS AND LIABILITIES (Net)		(0.2)	(408,113)

NET ASSETS		100.0%	$242,829,508

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

Valuation Inputs	Investments in Securities	Investments in Other Financial Instruments*
Level 1 — Quoted Prices	$243,237,621	$165,803
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$243,237,621	$165,803

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended March 31, 2013.

(b)	As of March 31, 2013, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(e)	The Fund’s sub-advisor, World Asset Management, Inc., is an indirect subsidiary of Comerica Incorporated. The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At March 31, 2013, the Fund held the following security of a company that could be deemed to be an affiliated company:

		Purchased		Sold
	Value at 6/30/12	Cost	Shares	Proceeds	Shares	Value at 3/31/13
Comerica Inc	$110,648	$—	—	$17,613	542	$110,043

(f)	Rate represents annualized yield at date of purchase.

(g)	Zero-coupon bond.

(h)	At March 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $150,132,894, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,351,604 and net appreciation for financial reporting purposes was $147,781,290. At March 31, 2013, aggregate cost for financial reporting purposes was $95,456,331.

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2013 is as follows:

			Asset Derivatives
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
S&P 500® Index, Futures, June 2013	197	$15,226,792	$15,392,595	Net Assets- Unrealized Appreciation	$165,803	*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Munder Integrity Mid-Cap Value Fund

Portfolio of Investments, March 31, 2013 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 95.9%

Consumer Discretionary — 8.4%
Auto Components — 0.9%
410	TRW Automotive Holdings Corp †	$22,550

Hotels, Restaurants & Leisure — 1.7%
1,409	MGM Resorts International †	18,528
395	Wyndham Worldwide Corp	25,470

		43,998

Household Durables — 2.2%
1,080	DR Horton Inc	26,244
255	Whirlpool Corp	30,207

		56,451

Leisure Equipment & Products — 0.8%
655	Brunswick Corp/DE	22,414

Media — 1.0%
1,159	Gannett Co Inc	25,347

Multiline Retail — 1.1%
664	Macy’s Inc	27,782

Specialty Retail — 0.7%
410	Abercrombie & Fitch Co, Class A	18,942

Total Consumer Discretionary		217,484

Consumer Staples — 4.5%
Beverages — 1.0%
425	Beam Inc	27,004

Food Products — 3.5%
995	Dean Foods Co †	18,040
359	Hain Celestial Group Inc/The †	21,928
965	Smithfield Foods Inc †	25,553
1,015	Tyson Foods Inc, Class A	25,192

		90,713

Total Consumer Staples		117,717

Energy — 9.3%
Energy Equipment & Services — 3.6%
415	Cameron International Corp †	27,058
844	Helix Energy Solutions Group Inc †	19,311
583	Noble Corp	22,241
944	Superior Energy Services Inc †	24,516

		93,126

1

Oil, Gas & Consumable Fuels — 5.7%
598	Gulfport Energy Corp †	27,406
448	HollyFrontier Corp	23,050
464	Marathon Petroleum Corp	41,574
271	Noble Energy Inc	31,344
501	PDC Energy Inc †	24,835

		148,209

Total Energy		241,335

Financials — 25.4%
Capital Markets — 3.6%
148	Affiliated Managers Group Inc †	22,728
490	Ameriprise Financial Inc	36,089
1,176	Invesco Ltd	34,057

		92,874

Commercial Banks — 7.0%
647	Comerica Inc	23,260
1,635	Fifth Third Bancorp	26,667
2,570	First Horizon National Corp	27,447
2,049	KeyCorp	20,408
3,415	Regions Financial Corp	27,969
1,160	SunTrust Banks Inc	33,419
925	Zions Bancorporation	23,116

		182,286

Insurance — 7.7%
554	American Financial Group Inc/OH	26,248
579	Arch Capital Group Ltd †	30,438
645	Arthur J Gallagher & Co	26,645
1,085	Fidelity National Financial Inc, Class A	27,375
2,940	Genworth Financial Inc, Class A †	29,400
1,100	Hartford Financial Services Group Inc	28,380
933	Lincoln National Corp	30,425

		198,911

Real Estate Investment Trusts (REITs) — 6.5%
1,134	DDR Corp	19,754
1,439	General Growth Properties Inc	28,607
659	HCP Inc	32,858
1,750	Host Hotels & Resorts Inc	30,608
2,650	NorthStar Realty Finance Corp	25,122
810	Prologis Inc	32,384

		169,333

Real Estate Management & Development — 0.6%
170	Jones Lang LaSalle Inc	16,900

Total Financials		660,304

2

Health Care — 10.6%
Health Care Equipment & Supplies — 3.2%
4,255	Boston Scientific Corp †	33,232
765	Hologic Inc †	17,289
420	Zimmer Holdings Inc	31,592

		82,113

Health Care Providers & Services — 5.7%
627	Cigna Corp	39,106
740	Community Health Systems Inc	35,069
935	Health Net Inc/CA †	26,760
595	HealthSouth Corp †	15,690
505	Universal Health Services Inc, Class B	32,254

		148,879

Pharmaceuticals — 1.7%
450	Endo Health Solutions Inc †	13,842
814	Forest Laboratories Inc †	30,964

		44,806

Total Health Care		275,798

Industrials — 14.7%
Aerospace & Defense — 4.7%
460	B/E Aerospace Inc †	27,733
350	Esterline Technologies Corp †	26,495
667	Hexcel Corp †	19,350
1,486	Spirit Aerosystems Holdings Inc, Class A †	28,219
695	Textron Inc	20,718

		122,515

Construction & Engineering — 1.6%
1,055	Dycom Industries Inc †	20,773
477	EMCOR Group Inc	20,220

		40,993

Electrical Equipment — 1.1%
450	Eaton Corp PLC	27,563

Machinery — 4.3%
723	ITT Corp	20,555
535	Navistar International Corp †	18,495
575	Oshkosh Corp †	24,432
344	Stanley Black & Decker Inc	27,854
370	Timken Co	20,934

		112,270

Road & Rail — 3.0%
1,290	Hertz Global Holdings Inc †	28,715
217	Kansas City Southern	24,065

3

654	Old Dominion Freight Line Inc †	24,983

		77,763

Total Industrials		381,104

Information Technology — 10.6%
Communications Equipment — 1.5%
1,100	Arris Group Inc †	18,887
1,190	Ciena Corp †	19,052

		37,939

Electronic Equipment, Instruments & Components — 3.1%
680	Arrow Electronics Inc †	27,622
1,410	Jabil Circuit Inc	26,057
2,060	Vishay Intertechnology Inc †	28,036

		81,715

Semiconductors & Semiconductor Equipment — 4.0%
2,085	Applied Materials Inc	28,106
1,372	Fairchild Semiconductor International Inc †	19,400
2,245	Intersil Corp, Class A	19,554
2,670	LSI Corp †	18,103
3,925	TriQuint Semiconductor Inc †	19,821

		104,984

Software — 2.0%
1,975	Compuware Corp †	24,687
1,038	PTC Inc †	26,459

		51,146

Total Information Technology		275,784

Materials — 6.0%
Chemicals — 3.3%
307	Ashland Inc	22,810
329	FMC Corp	18,763
457	HB Fuller Co	17,860
1,137	PolyOne Corp	27,754

		87,187

Containers & Packaging — 1.0%
280	Rock Tenn Co, Class A	25,981

Metals & Mining — 1.7%
468	Carpenter Technology Corp	23,068
647	RTI International Metals Inc †	20,503

		43,571

Total Materials		156,739

Utilities — 6.4%
Electric Utilities — 4.3%
649	Edison International	32,658

4

1,055	Great Plains Energy Inc	24,465
1,106	NV Energy Inc	22,153
1,038	PPL Corp	32,500

		111,776

Gas Utilities — 0.8%
529	UGI Corp	20,308

Independent Power Producers & Energy Traders — 1.3%
1,257	NRG Energy Inc	33,298

Total Utilities		165,382

TOTAL COMMON STOCKS
(Cost $2,076,889)		2,491,647

INVESTMENT COMPANY — 3.2%
(Cost $83,225)
83,225	State Street Institutional U.S. Government Money Market Fund	83,225

TOTAL INVESTMENTS
(Cost $2,160,114)(d)	99.1%	2,574,872
OTHER ASSETS AND LIABILITIES (Net)	0.9	24,692

NET ASSETS	100.0%	$2,599,564

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$2,574,872
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$2,574,872

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended March 31, 2013.

5

(b)	As of March 31, 2013 the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At March 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $423,397, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,639 and net appreciation for financial reporting purposes was $414,758. At March 31, 2013, aggregate cost for financial reporting purposes was $2,160,114.

6

Munder Integrity Small/Mid-Cap Value Fund

Portfolio of Investments, March 31, 2013 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 98.3%

Consumer Discretionary — 10.2%
Auto Components — 0.7%
2,753	Dana Holding Corp	$49,086

Hotels, Restaurants & Leisure — 1.8%
2,016	Wyndham Worldwide Corp	129,992

Household Durables — 3.9%
4,062	DR Horton Inc	98,707
2,400	La-Z-Boy Inc	45,288
2,073	Ryland Group Inc/The	86,278
433	Whirlpool Corp	51,293

		281,566

Leisure Equipment & Products — 0.9%
1,892	Brunswick Corp/DE	64,744

Media — 1.0%
3,230	Gannett Co Inc	70,640

Specialty Retail — 1.9%
826	Abercrombie & Fitch Co, Class A	38,161
1,303	Asbury Automotive Group Inc †	47,807
2,586	Express Inc †	46,057

		132,025

Total Consumer Discretionary		728,053

Consumer Staples — 1.5%
Food Products — 1.5%
842	Hain Celestial Group Inc/The †	51,429
2,164	Smithfield Foods Inc †	57,303

Total Consumer Staples		108,732

Energy — 6.7%
Energy Equipment & Services — 2.7%
2,574	Forum Energy Technologies Inc †	74,028
2,821	Helix Energy Solutions Group Inc †	64,545
2,140	Superior Energy Services Inc †	55,576

		194,149

Oil, Gas & Consumable Fuels — 4.0%
1,724	Gulfport Energy Corp †	79,011
1,426	HollyFrontier Corp	73,368
5,305	Kodiak Oil & Gas Corp †	48,222
1,614	PDC Energy Inc †	80,006

		280,607

Total Energy		474,756

1

Financials — 30.6%
Capital Markets — 2.2%
3,892	Investment Technology Group Inc †	42,968
5,731	Janus Capital Group Inc	53,871
1,476	Waddell & Reed Financial Inc, Class A	64,619

		161,458

Commercial Banks — 12.9%
5,508	BancorpSouth Inc	89,780
8,887	First Horizon National Corp	94,913
10,046	First Niagara Financial Group Inc	89,008
9,085	Huntington Bancshares Inc/OH	67,138
8,034	KeyCorp	80,019
5,020	National Penn Bancshares Inc	53,664
2,942	Popular Inc †	81,229
2,448	Sterling Financial Corp/WA	53,097
5,892	Susquehanna Bancshares Inc	73,238
19,430	Synovus Financial Corp	53,821
4,754	Western Alliance Bancorp †	65,795
4,663	Zions Bancorporation	116,528

		918,230

Insurance — 7.0%
2,016	American Financial Group Inc/OH	95,518
2,213	Arch Capital Group Ltd †	116,337
4,607	CNO Financial Group Inc	52,750
1,963	Fidelity National Financial Inc, Class A	49,527
7,108	Genworth Financial Inc, Class A †	71,080
1,074	ProAssurance Corp	50,832
1,466	WR Berkley Corp	65,047

		501,091

Real Estate Investment Trusts (REITs) — 8.5%
4,330	CubeSmart	68,414
3,629	DDR Corp	63,217
6,768	DiamondRock Hospitality Co	63,010
6,435	Lexington Realty Trust	75,933
4,650	Medical Properties Trust Inc	74,586
9,770	NorthStar Realty Finance Corp	92,620
1,996	Ryman Hospitality Properties	91,317
6,216	Sunstone Hotel Investors Inc †	76,519

		605,616

Total Financials		2,186,395

Health Care — 8.4%
Health Care Equipment & Supplies — 0.7%
2,207	Hologic Inc †	49,878

Health Care Providers & Services — 6.4%
1,550	Community Health Systems Inc	73,455
5,015	Health Management Associates Inc, Class A †	64,543
1,929	Health Net Inc/CA †	55,208

2

1,639	HealthSouth Corp †	43,221
1,067	Magellan Health Services Inc †	50,757
1,659	Universal Health Services Inc, Class B	105,960
1,065	WellCare Health Plans Inc †	61,727

		454,871

Life Sciences Tools & Services — 0.8%
1,240	Charles River Laboratories International Inc †	54,895

Pharmaceuticals — 0.5%
1,288	Endo Health Solutions Inc †	39,619

Total Health Care		599,263

Industrials — 14.6%
Aerospace & Defense — 5.1%
1,426	B/E Aerospace Inc †	85,974
1,305	Esterline Technologies Corp †	98,789
1,767	Hexcel Corp †	51,261
4,058	Spirit Aerosystems Holdings Inc, Class A †	77,061
1,598	Textron Inc	47,636

		360,721

Commercial Services & Supplies — 1.4%
2,416	Deluxe Corp	100,022

Construction & Engineering — 3.1%
3,023	Dycom Industries Inc †	59,523
2,154	EMCOR Group Inc	91,308
3,014	Primoris Services Corp	66,639

		217,470

Machinery — 2.3%
757	Gardner Denver Inc	56,858
1,480	Navistar International Corp †	51,164
1,049	Timken Co	59,352

		167,374

Road & Rail — 2.7%
607	Genesee & Wyoming Inc, Class A †	56,518
3,114	Hertz Global Holdings Inc †	69,318
1,801	Old Dominion Freight Line Inc †	68,798

		194,634

Total Industrials		1,040,221

Information Technology — 12.6%
Communications Equipment — 1.8%
4,457	Arris Group Inc †	76,527
3,031	Ciena Corp †	48,526

		125,053

Electronic Equipment & Instruments — 4.0%
1,641	Arrow Electronics Inc †	66,657
2,592	Jabil Circuit Inc	47,900

3

796	Littelfuse Inc	54,009
2,017	Plexus Corp †	49,033
5,247	Vishay Intertechnology Inc †	71,412

		289,011

Semiconductors & Semiconductor Equipment — 4.8%
5,550	Entegris Inc †	54,723
4,224	Fairchild Semiconductor International Inc †	59,728
8,955	Integrated Device Technology Inc †	66,894
5,782	Intersil Corp, Class A	50,361
6,899	LSI Corp †	46,775
12,540	TriQuint Semiconductor Inc †	63,327

		341,808

Software — 2.0%
3,939	Compuware Corp †	49,237
1,579	Progress Software Corp †	35,970
2,216	PTC Inc †	56,486

		141,693

Total Information Technology		897,565

Materials — 8.3%
Chemicals — 3.6%
789	Ashland Inc	58,622
1,334	HB Fuller Co	52,133
3,236	PolyOne Corp	78,991
963	Rockwood Holdings Inc	63,019

		252,765

Containers & Packaging — 1.2%
947	Rock Tenn Co, Class A	87,872

Metals & Mining — 2.7%
1,243	Carpenter Technology Corp	61,268
1,082	Kaiser Aluminum Corp	69,951
1,939	RTI International Metals Inc †	61,447

		192,666

Paper & Forest Products — 0.8%
1,860	Buckeye Technologies Inc	55,707

Total Materials		589,010

Utilities — 5.4%
Electric Utilities — 2.6%
1,882	El Paso Electric Co	63,330
3,405	NV Energy Inc	68,202
2,325	PNM Resources Inc	54,149

		185,681

Gas Utilities — 0.8%
1,596	UGI Corp	61,270

Independent Power Producers & Energy Traders — 1.1%
2,910	NRG Energy Inc	77,086

4

Multi-Utility — 0.9%
1,741	Vectren Corp	61,666

Total Utilities		385,703

TOTAL COMMON STOCKS
(Cost $6,280,755)		7,009,698

INVESTMENT COMPANY — 1.3%
(Cost $93,870)
93,870	State Street Institutional U.S. Government Money Market Fund	93,870

TOTAL INVESTMENTS
(Cost $6,374,625) (d)	99.6%	7,103,568
OTHER ASSETS AND LIABILITIES (Net)	0.4	28,837

NET ASSETS	100.0%	$7,132,405

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$7,103,568
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$7,103,568

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended March 31, 2013.

(b)	As of March 31, 2013, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures

5

contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At March 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $763,715, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $34,772 and net appreciation for financial reporting purposes was $728,943. At March 31, 2013, aggregate cost for financial reporting purposes was $6,374,625.

6

Munder International Fund - Core Equity

Portfolio of Investments, March 31, 2013 (Unaudited) (a),(b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 96.6%
Australia — 6.0%
11,391	Australia & New Zealand Banking Group Ltd	$338,358
3,969	BHP Billiton Ltd	135,375
75,243	Commonwealth Property Office Fund	86,957
1,745	CSL Ltd	107,610
26,842	Fortescue Metals Group Ltd	110,109
27,109	Insurance Australia Group Ltd	161,162
13,712	Lend Lease Group	145,618
3,237	National Australia Bank Ltd	103,937
3,035	Ramsay Health Care Ltd	102,064
3,895	Rio Tinto Ltd	231,962
33,409	Telstra Corp Ltd	156,875
2,033	Wesfarmers Ltd	85,090

		1,765,117

Austria — 0.3%
2,224	OMV AG	94,577

Brazil — 2.2%
7,667	Banco Bradesco SA, ADR	130,492
8,700	Banco do Brasil SA	118,181
22,500	Marfrig Alimentos SA †	93,975
7,100	Marisa Lojas SA	105,758
5,325	Petroleo Brasileiro SA, ADR	96,649
5,245	Vale SA, ADR	90,686

		635,741

Canada — 6.9%
2,812	Agrium Inc	274,211
5,179	Alimentation Couche Tard Inc, Class B	280,707
2,130	Astral Media Inc, Class A	102,825
2,998	Canadian Imperial Bank of Commerce	235,153
8,673	Canfor Corp †	181,511
5,267	Husky Energy Inc	151,189
1,782	National Bank of Canada	130,881
4,610	Pacific Rubiales Energy Corp	97,296
4,118	Royal Bank of Canada	248,089
2,359	Stantec Inc	104,058
6,704	Suncor Energy Inc	200,886

		2,006,806

China — 3.6%
383,275	Bank of China Ltd, H Shares	177,750
71,875	China Oilfield Services Ltd, H Shares	150,369
161,075	China Railway Construction Corp Ltd, H Shares	152,929
66,750	CNOOC Ltd	128,125
235,250	Industrial & Commercial Bank of China Ltd, H Shares	164,863

1

146,500	Lenovo Group Ltd	145,320
420,225	Zijin Mining Group Co Ltd, H Shares	139,127

		1,058,483

Denmark — 1.3%
12	AP Moeller - Maersk A/S, Class B	93,666
5,538	GN Store Nord A/S	98,546
582	Novo Nordisk A/S, Class B	94,559
3,928	Topdanmark A/S †	94,006

		380,777

Finland — 0.8%
5,760	Huhtamaki OYJ	113,188
2,932	Sampo OYJ, A Shares	112,752

		225,940

France — 6.7%
1,877	Alstom SA	76,391
1,488	AtoS	102,408
2,825	BNP Paribas SA	144,994
5,110	Carrefour SA	139,881
1,436	Cie Generale des Etablissements Michelin	120,108
820	Dassault Systemes SA	94,790
7,571	European Aeronautic Defence and Space Co NV	385,284
2,611	Eutelsat Communications SA	92,057
1,511	Ingenico	89,503
456	PPR	100,187
1,128	Sanofi	114,619
2,118	Sanofi, ADR	108,187
2,092	Societe Generale SA †	68,730
2,716	Teleperformance	115,743
226	Total SA	10,822
2,565	Total SA, ADR	123,069
749	Zodiac Aerospace	87,274

		1,974,047

Germany — 4.6%
1,325	BASF SE	116,038
2,091	Bayer AG	215,688
4,746	Deutsche Post AG	109,354
7,807	Freenet AG	189,690
1,379	Fresenius SE & Co KGaA	170,209
3,301	Hannover Rueckversicherung SE	258,919
4,031	QIAGEN NV †	84,018
2,589	RWE AG	96,492
1,229	SAP AG	98,462

		1,338,870

Hong Kong — 1.8%
29,500	BOC Hong Kong Holdings Ltd	98,618
11,825	Cheung Kong Holdings Ltd	174,574
34,875	Cheung Kong Infrastructure Holdings Ltd	239,013

		512,205

2

India — 0.7%
2,501	ICICI Bank Ltd, ADR	107,293
1,896	Infosys Ltd, ADR	102,213

		209,506

Indonesia — 0.6%
161,500	Telekomunikasi Indonesia Persero Tbk PT	182,815

Ireland — 0.9%
13,861	C&C Group PLC	90,225
10,910	Smurfit Kappa Group PLC	178,868

		269,093

Italy — 1.5%
24,491	Enel SpA	79,929
8,403	Eni SpA	188,823
4,332	Prysmian SpA	89,125
9,067	Telecom Italia SpA	6,404
11,870	Telecom Italia SpA, ADR	84,633

		448,914

Japan — 15.1%
5,975	Anritsu Corp	93,114
2,400	Astellas Pharma Inc	129,006
9,500	Bridgestone Corp	317,895
2,400	Canon Inc	87,959
23,700	Chiba Bank Ltd/The	170,194
11,900	Daiwa House Industry Co Ltd	231,970
53	Fuji Media Holdings Inc	91,772
8,097	Japan Tobacco Inc	258,474
5,100	JFE Holdings Inc	97,790
2,350	Makita Corp	104,101
81,000	Mizuho Financial Group Inc	172,954
357	Nippon Telegraph & Telephone Corp	15,549
4,065	Nippon Telegraph & Telephone Corp, ADR	88,373
11,800	ORIX Corp	149,921
4,700	Otsuka Holdings Co Ltd	163,016
2,800	Seven & I Holdings Co Ltd	92,654
1,200	Shimamura Co Ltd	139,969
3,450	Softbank Corp	158,326
6,700	Sumitomo Corp	84,199
8,000	Sumitomo Metal Mining Co Ltd	112,859
8,325	Sumitomo Mitsui Financial Group Inc	339,597
23,925	Tokyo Gas Co Ltd	129,111
16,075	Tokyu Land Corp	150,615
21,000	Toshiba Corp	106,188
4,475	Toyo Suisan Kaisha Ltd	137,861
7,325	Toyota Motor Corp	375,452
4,800	West Japan Railway Co	230,478
216	Yahoo Japan Corp	99,240
9,450	Yokogawa Electric Corp	94,365

		4,423,002

3

Malaysia — 0.5%
92,440	Alliance Financial Group Bhd	131,354

Mexico — 0.8%
47,675	Alfa SAB de CV, Class A	116,336
28,447	Grupo Mexico SAB de CV, Series B	114,558

		230,894

Netherlands — 1.4%
6,919	Koninklijke Ahold NV	106,030
10,288	Koninklijke Philips Electronics NV	304,438

		410,468

Norway — 1.6%
3,300	Statoil ASA	79,777
4,197	Telenor ASA	91,762
4,327	TGS Nopec Geophysical Co ASA	162,983
3,000	Yara International ASA	135,907

		470,429

Philippines — 0.3%
152,600	First Gen Corp †	92,547

Poland — 0.8%
3,118	KGHM Polska Miedz SA	151,065
61,064	Tauron Polska Energia SA	80,244

		231,309

Portugal — 0.4%
41,744	EDP - Energias de Portugal SA	128,530

Russian Federation — 1.9%
21,510	Gazprom OAO, ADR	182,835
1,543	Lukoil OAO, ADR	99,369
2,217	Magnit OJSC, GDR	100,098
58,428	Sberbank of Russia	184,691

		566,993

Singapore — 1.7%
23,700	DBS Group Holdings Ltd	305,720
11,925	Keppel Corp Ltd	107,679
33,000	Wilmar International Ltd	91,789

		505,188

South Africa — 1.3%
4,318	Imperial Holdings Ltd	98,721
7,980	Liberty Holdings Ltd	104,140
26,702	Mediclinic International Ltd	186,429

		389,290

South Korea — 3.5%
779	GS Home Shopping Inc	136,812
395	Hyundai Mobis	110,413
2,715	LG Display Co Ltd †	78,819
276	Samsung Electronics Co Ltd	374,582

4

2,525	Samsung Heavy Industries Co Ltd	79,545
569	SK Telecom Co Ltd	92,310
3,920	Soulbrain Co Ltd	153,967

		1,026,448

Spain — 1.3%
15,652	Distribuidora Internacional de Alimentacion SA	108,263
39,351	Mapfre SA	121,616
3,191	Red Electrica Corp SA	160,547

		390,426

Sweden — 2.7%
21,550	Skandinaviska Enskilda Banken AB, A Shares	216,441
8,109	Svenska Cellulosa AB, B Shares	209,054
12,019	Swedbank AB, A Shares	273,337
7,022	Telefonaktiebolaget LM Ericsson, B Shares	87,498

		786,330

Switzerland — 5.6%
1,251	Cie Financiere Richemont SA, A Shares	98,177
9,264	Credit Suisse Group AG †	243,091
2,414	Holcim Ltd †	192,372
2,212	Nestle SA	159,964
1,359	Roche Holding AG	316,380
412	Swatch Group AG/The	239,570
1,098	Swiss Life Holding AG †	162,740
7,865	Zurich Insurance Group AG, ADR †	220,377

		1,632,671

Taiwan — 2.1%
34,000	Chong Hong Construction Co	111,997
25,000	Delta Electronics Inc	106,596
3,000	Largan Precision Co Ltd	78,254
526,110	Taishin Financial Holding Co Ltd	219,048
5,000	TPK Holding Co Ltd	99,323

		615,218

Thailand — 1.0%
349,000	Thai Beverage PCL	171,637
96,100	Thaicom PCL †	115,674

		287,311

Turkey — 1.1%
26,178	Turk Hava Yollari †	107,067
18,887	Turkiye Halk Bankasi AS	201,992

		309,059

United Kingdom — 15.6%
55,592	Aberdeen Asset Management PLC	362,542
13,212	Ashtead Group PLC	117,740
3,198	Associated British Foods PLC	92,373
15,227	BAE Systems PLC	91,228
84,077	Barclays PLC	371,946

5

48,063	Barratt Developments PLC †	200,173
12,901	BP PLC	90,151
1,717	British American Tobacco PLC	92,016
55,406	BT Group PLC	234,039
15,388	Centrica PLC	85,973
3,626	Diageo PLC	114,323
12,816	easyJet PLC	210,311
1,560	HSBC Holdings PLC	16,652
1,877	HSBC Holdings PLC, ADR	100,119
86,412	ITV PLC	169,900
25,652	J Sainsbury PLC	147,528
14,305	Mondi PLC	194,317
7,303	National Grid PLC	84,889
1,298	Reckitt Benckiser Group PLC	93,051
8,679	Rolls-Royce Holdings PLC †	149,017
1,557	Royal Dutch Shell PLC, B Shares	51,692
1,700	Royal Dutch Shell PLC, Class A, ADR	110,772
6,505	Royal Dutch Shell PLC, Class B, ADR	434,664
3,527	SABMiller PLC	185,639
4,776	Shire PLC	145,428
15,948	Stagecoach Group PLC	75,265
3,361	Standard Chartered PLC	86,996
9,616	Tate & Lyle PLC	124,194
2,159	Unilever PLC	91,329
31,675	Vodafone Group PLC	89,808
2,124	Whitbread PLC	82,877
5,548	WPP PLC	88,430

		4,585,382

TOTAL COMMON STOCKS
(Cost $25,245,022)		28,315,740

PREFERRED STOCKS — 1.5%
Brazil — 1.0%
2,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar	110,999
6,500	Telefonica Brasil SA	173,537

		284,536

Germany — 0.5%
776	Volkswagen AG	154,181

TOTAL PREFERRED STOCKS
(Cost $291,738)		438,717

INVESTMENT COMPANIES — 2.5%
India — 0.9%
11,060	iShares S&P India Nifty 50 Index Fund	265,440

Multi-Country — 1.0%
3,519	iShares MSCI EAFE Index Fund	207,551
2,025	iShares MSCI Emerging Markets Index Fund	86,629

		294,180

6

United States — 0.6%
160,285	State Street Institutional U.S. Government Money Market Fund	160,285

TOTAL INVESTMENT COMPANIES
(Cost $728,187)		719,905

TOTAL INVESTMENTS
(Cost $26,264,947)(f)	100.6%	29,474,362
OTHER ASSETS AND LIABILITIES (Net)	(0.6)	(164,246)

NET ASSETS	100.0%	$29,310,116

†	Non-income producing security.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

Valuation Inputs	Investments in Securities*
Level 1 — Quoted Prices	$29,474,362
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$29,474,362

*	Securities that were fair valued due to a significant event with a total value of $6,663,130 on June 30, 2012 were transferred from Level 2 to Level 1 during the fiscal period ended March 31, 2013.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

7

(d)	As of March 31, 2013, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	At March 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,821,760, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $612,345 and net appreciation for financial reporting purposes was $3,209,415. At March 31, 2013, aggregate cost for financial reporting purposes was $26,264,947.

ABBREVIATION:
ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

8

At March 31, 2013, industry diversification of the Fund was as follows:

	% of Net Assets	Value

COMMON STOCKS:
Commercial Banks	16.6%	$4,858,380
Oil, Gas & Consumable Fuels	7.3	2,140,696
Pharmaceuticals	4.4	1,286,883
Insurance	4.2	1,235,712
Metals & Mining	4.0	1,183,531
Food & Staples Retailing	3.6	1,060,251
Diversified Telecommunication Services	3.3	976,124
Real Estate Management & Development	2.8	814,774
Food Products	2.7	791,485
Aerospace & Defense	2.4	712,803
Electric Utilities	2.3	688,263
Chemicals	2.3	680,123
Electronic Equipment, Instruments & Components	2.2	639,974
Capital Markets	2.1	605,633
Beverages	1.9	561,824
Auto Components	1.9	548,416
Media	1.9	544,984
Wireless Telecommunication Services	1.8	530,134
Industrial Conglomerates	1.8	528,453
Health Care Providers & Services	1.6	458,702
Paper & Forest Products	1.3	375,828
Automobiles	1.3	375,452
Semiconductors & Semiconductor Equipment	1.3	374,582
Tobacco	1.2	350,490
Textiles, Apparel & Luxury Goods	1.1	337,747
Airlines	1.1	317,378
Energy Equipment & Services	1.1	313,352
Road & Rail	1.0	305,743
Household Products	1.0	302,105
Containers & Packaging	1.0	292,056
Multi-Utilities	0.9	267,354
Computers & Peripherals	0.9	251,508
Professional Services	0.7	219,801
Multiline Retail	0.7	205,945
IT Services	0.7	204,621
Trading Companies & Distributors	0.7	201,939
Household Durables	0.7	200,173
Software	0.7	193,252
Construction Materials	0.7	192,372
Machinery	0.6	183,646
Electrical Equipment	0.6	165,516
Construction & Engineering	0.5	152,929
Diversified Financial Services	0.5	149,921
Specialty Retail	0.5	139,969
Internet & Catalog Retail	0.5	136,812

9

Gas Utilities	0.4	129,111
Air Freight & Logistics	0.4	109,354
Biotechnology	0.4	107,610
Internet Software & Services	0.3	99,240
Distributors	0.3	98,721
Health Care Equipment & Supplies	0.3	98,546
Marine	0.3	93,666
Independent Power Producers & Energy Traders	0.3	92,547
Office Electronics	0.3	87,959
Communications Equipment	0.3	87,498
Real Estate Investment Trusts (REITs)	0.3	86,957
Life Sciences Tools & Services	0.3	84,018
Hotels, Restaurants & Leisure	0.3	82,877

TOTAL COMMON STOCKS	96.6	28,315,740

PREFERRED STOCKS:
Diversified Telecommunication Services	0.6	173,537
Automobiles	0.5	154,181
Food & Staples Retailing	0.4	110,999

TOTAL PREFERRED STOCKS	1.5	438,717

INVESTMENT COMPANIES	2.5	719,905

TOTAL INVESTMENTS	100.6	29,474,362

OTHER ASSETS AND LIABILITIES (NET)	(0.6)	(164,246)

NET ASSETS	100.0%	$29,310,116

10

Munder International Small-Cap Fund

Portfolio of Investments, March 31, 2013 (Unaudited) (a),(b)

Shares		Value(c),(d),(e)

COMMON STOCKS — 97.3%
Australia — 7.6%
393,444	Ausdrill Ltd	$1,187,940
295,126	Ausenco Ltd	1,186,064
984,142	Beach Energy Ltd	1,444,742
146,629	carsales.com Ltd	1,435,031
277,738	Challenger Ltd	1,113,293
1,099,687	Commonwealth Property Office Fund	1,270,883
1,455,693	Envestra Ltd	1,598,953
348,892	FlexiGroup Ltd	1,463,894
93,467	Flight Centre Ltd	3,269,724
312,222	iiNET Ltd	1,690,364
106,571	Mineral Resources Ltd	1,175,029
1,374,466	Mount Gibson Iron Ltd	744,133
321,897	Primary Health Care Ltd	1,662,310
541,455	Seven West Media Ltd	1,133,110
819,973	Spark Infrastructure Group	1,417,167
760,282	St Barbara Ltd †	949,882
76,533	Super Retail Group Ltd	984,077
368,227	TPG Telecom Ltd	1,207,646

		24,934,242

Austria — 1.7%
31,429	AMS AG	3,545,819
15,393	Flughafen Wien AG	916,431
33,001	RHI AG	1,068,346

		5,530,596

Belgium — 0.9%
15,131	Barco NV	1,323,756
13,398	Kinepolis Group NV	1,683,075

		3,006,831

Canada — 9.3%
79,285	Aimia Inc	1,201,938
272,279	Argonaut Gold Inc †	2,208,573
28,949	Astral Media Inc, Class A	1,397,509
13,288	Atco Ltd/Canada, Class I	1,202,375
375,290	Bankers Petroleum Ltd †	986,390
55,304	Black Diamond Group Ltd	1,145,985
24,917	Bonterra Energy Corp	1,210,468
65,255	Canadian Apartment Properties REIT	1,620,053
104,851	Canfor Corp †	2,194,352
16,168	Dollarama Inc	1,038,184
115,601	Element Financial Corp †	1,024,176

1

66,759	First Majestic Silver Corp †	1,081,051
244,903	Gran Tierra Energy Inc †	1,429,615
24,803	Home Capital Group Inc	1,434,196
63,517	Jean Coutu Group PJC Inc/The, Class A	989,786
280,951	Nevsun Resources Ltd	1,084,144
357,196	OceanaGold Corp †	1,016,190
64,024	Parkland Fuel Corp	1,077,728
37,946	ShawCor Ltd	1,608,834
87,535	Sierra Wireless Inc †,(f)	926,996
54,847	Stantec Inc	2,419,347
52,502	TransForce Inc	1,131,854
109,584	Whitecap Resources Inc	1,043,144

		30,472,888

Denmark — 1.3%
72,407	Pandora A/S	1,991,803
48,097	Sydbank A/S †	984,862
55,740	Topdanmark A/S †	1,333,988

		4,310,653

Finland — 2.0%
109,706	Huhtamaki OYJ	2,155,808
339,835	Sponda OYJ	1,603,073
54,265	Tieto OYJ	1,147,734
86,107	Tikkurila Oyj	1,810,172

		6,716,787

France — 5.5%
10,245	Arkema SA	932,018
33,997	AtoS (f)	2,339,761
53,302	Etablissements Maurel et Prom	931,273
6,509	Eurofins Scientific	1,366,676
12,935	Fonciere Des Regions	1,012,751
6,106	Iliad SA	1,298,887
20,995	Imerys SA	1,366,884
31,699	Ingenico	1,877,669
49,981	Medica SA	911,690
48,846	Teleperformance	2,081,578
127,493	UBISOFT Entertainment †	1,377,690
16,797	Valeo SA	908,942
15,304	Zodiac Aerospace (f)	1,783,226

		18,189,045

Germany — 5.5%
112,352	Alstria Office REIT-AG	1,265,923
19,922	Aurubis AG	1,266,126
22,380	Bilfinger SE	2,324,574
36,483	Deutsche Euroshop AG	1,475,694
43,100	Duerr AG	4,696,613
104,041	Freenet AG	2,527,934
35,191	GEA Group AG	1,159,768
21,350	Gerresheimer AG †	1,226,749
25,896	Hannover Rueckversicherung SE	2,031,190

		17,974,571

2

Hong Kong — 1.7%
254,000	Dah Sing Financial Holdings Ltd	1,328,481
490,857	Great Eagle Holdings Ltd	1,998,194
555,500	Techtronic Industries Co	1,356,807
1,081,000	Towngas China Co Ltd	994,304

		5,677,786

Ireland — 1.4%
308,242	C&C Group PLC	2,006,421
201,030	Kentz Corp Ltd	1,328,118
311,797	United Drug PLC	1,285,310

		4,619,849

Italy — 3.2%
163,172	Banca Generali SpA	3,095,600
101,979	Brembo SpA	1,635,331
294,260	Credito Emiliano SpA	1,506,526
79,726	Lottomatica Group SpA	1,873,268
55,500	Prysmian SpA	1,141,841
151,104	Recordati SpA	1,367,471

		10,620,037

Japan — 19.1%
42,900	Avex Group Holdings Inc	1,158,917
80,000	Century Tokyo Leasing Corp	2,071,068
60,500	Chiyoda Co Ltd	1,570,744
246	Daiwahouse Residential Investment Corp	1,168,131
41,473	Endo Lighting Corp	1,245,930
46,300	Izumi Co Ltd	1,124,362
184,000	Japan Aviation Electronics Industry Ltd	1,399,522
130,000	Kagoshima Bank Ltd/The	918,362
36,300	Kintetsu World Express Inc	1,345,801
158,300	Kyowa Exeo Corp	1,696,762
240,000	Nichirei Corp	1,432,836
59,100	Nihon Kohden Corp	2,081,229
101,000	Nippon Paint Co Ltd	1,008,552
121,700	Noritz Corp	2,413,703
1,712	Orix JREIT Inc	2,406,093
59,500	Park24 Co Ltd	1,163,011
42,300	Pigeon Corp	2,961,247
24,100	Relo Holdings Inc	1,047,103
36,300	Ryohin Keikaku Co Ltd	2,853,561
127,000	San-In Godo Bank Ltd/The	1,091,443
424,000	Sanwa Holdings Corp	2,193,531
77,800	SCSK Corp	1,500,874
117,000	Seino Holdings Co Ltd	1,011,717
223,000	Shiga Bank Ltd/The	1,532,703
83,600	Ship Healthcare Holdings Inc	2,948,446
185,900	Sumitomo Forestry Co Ltd	2,057,766
569,000	Sumitomo Osaka Cement Co Ltd	1,662,240
104,600	Taikisha Ltd	2,342,347
85,200	Tokai Rika Co Ltd	1,581,180

3

94,900	Tokyo Ohka Kogyo Co Ltd	2,014,237
67,500	Tokyo Seimitsu Co Ltd	1,404,711
68,200	Tokyu Livable Inc	1,437,391
18,100	Towa Pharmaceutical Co Ltd	955,617
38,600	TS Tech Co Ltd	1,093,192
244,000	Tsubakimoto Chain Co	1,249,355
41,700	Tsuruha Holdings Inc	4,062,134
355	Wacom Co Ltd	1,370,824

		62,576,642

Netherlands — 0.8%
110,744	Aalberts Industries NV	2,476,445

New Zealand — 0.3%
491,364	Kathmandu Holdings Ltd	1,040,144

Norway — 2.4%
91,483	Atea ASA	1,014,172
1,215,176	Dolphin Group AS †	1,396,025
37,322	Leroey Seafood Group ASA	990,440
30,133	Norwegian Air Shuttle AS †	1,091,149
923,465	Polarcus Ltd †	1,010,305
154,473	SpareBank 1 SMN	1,224,517
100,889	Tomra Systems ASA	984,578

		7,711,186

Singapore — 1.5%
979,000	OSIM International Ltd	1,574,640
1,669,000	Starhill Global REIT	1,197,573
1,194,000	STX OSV Holdings Ltd	1,174,411
4,534,000	Yongnam Holdings Ltd	1,041,795

		4,988,419

South Korea — 4.0%
31,050	CJ CGV Co Ltd	1,400,962
44,910	Daesang Corp	1,479,374
10,890	GS Home Shopping Inc	1,912,552
71,980	Iljin Display Co Ltd	1,449,175
49,040	KT Skylife Co Ltd	1,456,743
93,632	Partron Co Ltd	2,158,602
52,310	Soulbrain Co Ltd	2,054,599
53,541	Sung Kwang Bend Co Ltd	1,094,785

		13,006,792

Spain — 2.1%
32,181	Bolsas y Mercados Espanoles SA	790,374
246,313	Distribuidora Internacional de Alimentacion SA	1,703,714
142,064	Jazztel PLC †	1,081,703
53,315	Obrascon Huarte Lain SA	1,752,286
32,288	Red Electrica Corp SA	1,624,494

		6,952,571

4

Sweden — 1.2%
229,202	Fastighets AB Balder, B Shares †	1,614,408
61,231	Loomis AB, B Shares	1,136,944
66,515	Wihlborgs Fastigheter AB	1,094,710

		3,846,062

Switzerland — 6.4%
36,800	Actelion Ltd †	1,998,357
39,916	AFG Arbonia-Forster Holding AG †	1,076,424
28,004	Aryzta AG †	1,653,454
2,002	Banque Cantonale Vaudoise	1,117,729
8,598	Bucher Industries AG	1,989,867
105,048	GAM Holding AG †	1,776,067
904	Givaudan SA †	1,110,359
2,723	Helvetia Holding AG	1,097,174
2,937	Kuoni Reisen Holding AG †	928,158
195,248	OC Oerlikon Corp AG †	2,313,852
13,227	Schindler Holding AG, Participation Certificates	1,938,140
15,349	Sonova Holding AG †	1,841,621
14,604	Swiss Life Holding AG †	2,164,524

		21,005,726

United Kingdom — 19.4%
699,107	Aberdeen Asset Management PLC	4,559,211
458,798	Ashtead Group PLC	4,088,612
73,557	Babcock International Group PLC	1,216,016
802,977	Barratt Developments PLC †	3,344,248
159,381	Berendsen PLC	1,901,046
202,155	Bodycote PLC	1,646,401
132,977	CSR PLC	974,496
437,338	DS Smith PLC	1,453,955
225,953	easyJet PLC	3,707,902
497,503	EnQuest PLC †	1,085,517
400,873	GKN PLC	1,611,086
130,341	Halma PLC	1,025,881
1,105,655	Howden Joinery Group PLC	4,010,129
313,383	Inchcape PLC	2,392,753
214,077	International Personal Finance PLC	1,447,493
1,401,013	ITV PLC	2,754,627
96,446	Keller Group PLC	1,194,341
140,658	Lancashire Holdings Ltd	1,729,017
540,996	Marston’s PLC	1,163,153
240,711	Mondi PLC	3,269,789
395,914	Moneysupermarket.com Group PLC	1,191,111
366,465	Pace PLC	1,355,312
492,164	Paragon Group of Cos PLC	2,420,688
143,688	Savills PLC	1,185,514
596,532	Senior PLC	2,160,858
197,097	Soco International PLC †	1,124,544
306,796	Stagecoach Group PLC	1,447,896
77,855	Synergy Health PLC	1,204,261
472,846	Synthomer PLC	1,543,264

5

287,867	TalkTalk Telecom Group PLC	1,191,476
111,709	Tate & Lyle PLC	1,442,758
201,967	Unite Group PLC	985,081
44,015	Whitbread PLC	1,717,442

		63,545,878

TOTAL COMMON STOCKS
(Cost $243,186,073)		319,203,150

PREFERRED STOCKS — 1.0%
Germany — 1.0%
12,994	Draegerwerk AG & Co KGaA	1,678,129
45,356	ProSiebenSat.1 Media AG	1,619,189

TOTAL PREFERRED STOCKS
(Cost $1,607,301)		3,297,318

INVESTMENT COMPANY — 0.3%
(Cost $773,625)
773,625	State Street Institutional U.S. Government Money Market Fund	773,625

TOTAL INVESTMENTS
(Cost $245,566,999)(g)	98.6%	323,274,093
OTHER ASSETS AND LIABILITIES (Net)	1.4	4,698,912

NET ASSETS	100.0%	$327,973,005

†	Non-income producing security.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

6

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

Valuation Inputs	Investments in Securities*	Investments in Other Financial Instruments**
Level 1 — Quoted Prices	$323,274,093	$(12,329)
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$323,274,093	$(12,329)

*	Securities that were fair valued due to a significant event with a total value of $232,249,197 on June 30, 2012 were transferred from Level 2 to Level 1 during the fiscal period ended March 31, 2013.

**	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period.

(d)	As of March 31, 2013, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs

7

and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(f)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(g)	At March 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $82,819,966, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,112,872 and net appreciation for financial reporting purposes was $77,707,094. At March 31, 2013, aggregate cost for financial reporting purposes was $245,566,999.

ABBREVIATION:
REIT	—	Real Estate Investment Trust

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of March 31, 2013 is as follows:

			Liability Derivatives
	Contracts	Notional Value of Contracts	Market Value of Contracts	Balance Sheet Location	Fair Value
MSCI EAFE Emini Index Futures, June 2013	21	$1,754,489	$1,742,160	Net Assets- Unrealized Depreciation	$(12,329	)*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

8

INDUSTRY DIVERSIFICATION:

At March 31, 2013, industry diversification of the Fund was as follows:

	% of Net Assets	Value

COMMON STOCKS:
Machinery	6.3%	$20,805,710
Real Estate Management & Development	3.8	12,441,168
Media	3.7	12,186,881
Construction & Engineering	3.6	11,729,653
Commercial Services & Supplies	3.4	11,047,183
Chemicals	3.2	10,473,201
Oil, Gas & Consumable Fuels	3.2	10,333,421
Real Estate Investment Trusts (REITs)	3.0	9,941,407
Commercial Banks	3.0	9,704,623
Capital Markets	2.9	9,430,878
Specialty Retail	2.8	9,179,734
Hotels, Restaurants & Leisure	2.7	8,951,745
Insurance	2.5	8,355,893
Metals & Mining	2.5	8,350,099
Health Care Providers & Services	2.4	8,012,017
Electronic Equipment, Instruments & Components	2.4	7,785,430
Semiconductors & Semiconductor Equipment	2.2	7,374,201
Food Products	2.1	6,998,862
Auto Components	2.1	6,829,731
Building Products	2.1	6,778,443
Household Durables	2.1	6,758,821
Food & Staples Retailing	2.1	6,755,634
Diversified Telecommunication Services	2.0	6,470,076
IT Services	1.8	6,002,541
Paper & Forest Products	1.7	5,464,141
Multiline Retail	1.5	5,016,107
Diversified Financial Services	1.5	4,998,911
Airlines	1.5	4,799,051
Professional Services	1.4	4,500,925
Construction Materials	1.3	4,097,470
Trading Companies & Distributors	1.2	4,088,612
Energy Equipment & Services	1.2	4,015,164
Health Care Equipment & Supplies	1.2	3,922,850
Thrifts & Mortgage Finance	1.2	3,854,884
Containers & Packaging	1.1	3,609,763
Road & Rail	1.1	3,591,467
Electric Utilities	0.9	3,041,661
Household Products	0.9	2,961,247
Consumer Finance	0.9	2,911,387
Internet Software & Services	0.8	2,626,142
Life Sciences Tools & Services	0.8	2,593,425
Gas Utilities	0.8	2,593,257
Wireless Telecommunication Services	0.8	2,527,934
Distributors	0.7	2,392,753

9

Electrical Equipment	0.7	2,387,771
Pharmaceuticals	0.7	2,323,088
Communications Equipment	0.7	2,282,308
Beverages	0.6	2,006,421
Biotechnology	0.6	1,998,357
Textiles, Apparel & Luxury Goods	0.6	1,991,803
Internet & Catalog Retail	0.6	1,912,552
Aerospace & Defense	0.5	1,783,226
Software	0.4	1,377,690
Computers & Peripherals	0.4	1,370,824
Air Freight & Logistics	0.4	1,345,801
Multi-Utilities	0.4	1,202,375
Transportation Infrastructure	0.3	916,431

TOTAL COMMON STOCKS	97.3	319,203,150

PREFERRED STOCKS:
Health Care Equipment & Supplies	0.5	1,678,129
Media	0.5	1,619,189

TOTAL PREFERRED STOCKS	1.0	3,297,318

INVESTMENT COMPANIES	0.3	773,625

TOTAL INVESTMENTS	98.6	323,274,093

OTHER ASSETS AND LIABILITIES (NET)	1.4	4,698,912

NET ASSETS	100.0%	$327,973,005

10

Munder Micro-Cap Equity Fund

Portfolio of Investments, March 31, 2013 (Unaudited)

Shares		Value (a),(b),(c)

COMMON STOCKS — 97.7%

Consumer Discretionary — 14.2%
Auto Components — 0.5%
49,019	Modine Manufacturing Co †	$446,073

Hotels, Restaurants & Leisure — 5.7%
46,095	Del Frisco’s Restaurant Group Inc †	765,177
17,035	Fiesta Restaurant Group Inc †	452,620
100,807	Isle of Capri Casinos Inc †	634,076
52,325	Krispy Kreme Doughnuts Inc †	755,573
53,019	Marcus Corp	662,207
41,380	Multimedia Games Holding Co Inc †	863,601
83,037	Ruby Tuesday Inc †	611,983

		4,745,237

Household Durables — 2.4%
31,836	Beazer Homes USA Inc †	504,282
22,951	Ethan Allen Interiors Inc	755,547
29,520	M/I Homes Inc †	721,764

		1,981,593

Leisure Equipment & Products — 1.2%
12,724	Arctic Cat Inc †	556,039
52,636	LeapFrog Enterprises Inc †	450,564

		1,006,603

Media — 1.0%
26,300	Carmike Cinemas Inc †	476,556
50,000	Entercom Communications Corp, Class A †	372,000

		848,556

Specialty Retail — 2.6%
20,031	Lithia Motors Inc, Class A	951,072
29,752	Shoe Carnival Inc	608,131
15,435	Stage Stores Inc	399,457
49,460	Zale Corp †	194,378

		2,153,038

Textiles, Apparel & Luxury Goods — 0.8%
34,518	Perry Ellis International Inc	627,882

Total Consumer Discretionary		11,808,982

Consumer Staples — 0.9%
Food Products — 0.9%
92,692	Inventure Foods Inc †	721,144

1

Energy — 2.4%
Energy Equipment & Services — 0.8%
36,691	Mitcham Industries Inc †	620,812

Oil, Gas & Consumable Fuels — 1.6%
12,462	PDC Energy Inc †	617,741
110,137	Triangle Petroleum Corp †	726,904

		1,344,645

Total Energy		1,965,457

Financials — 31.8%
Capital Markets — 4.8%
45,387	Calamos Asset Management Inc, Class A	534,205
60,000	CorEnergy Infrastructure Trust	409,200
173,140	Cowen Group Inc, Class A †	488,255
47,000	HFF Inc, Class A	936,710
112,873	JMP Group Inc	779,952
50,613	Safeguard Scientifics Inc †	799,685

		3,948,007

Commercial Banks — 13.9%
97,437	1st United Bancorp Inc/Boca Raton	629,443
68,418	Bancorp Inc/The †	947,589
14,179	Bank of Marin Bancorp	568,436
24,440	Banner Corp	777,925
31,337	Cardinal Financial Corp	569,707
32,006	Central Pacific Financial Corp †	502,494
33,535	Financial Institutions Inc	669,359
102,136	First Commonwealth Financial Corp	761,935
29,500	Heritage Financial Corp	427,750
44,500	Oriental Financial Group Inc	690,195
37,235	Renasant Corp	833,319
21,878	SCBT Financial Corp	1,102,651
423,410	Seacoast Banking Corp of Florida †	884,927
65,600	Southwest Bancorp Inc/Stillwater OK †	823,936
36,000	State Bank Financial Corp	589,320
75,567	Sterling Bancorp/NY	767,761

		11,546,747

Insurance — 1.6%
21,294	AMERISAFE Inc	756,789
21,011	Homeowners Choice Inc	572,549

		1,329,338

Real Estate Investment Trusts (REITs) — 7.4%
106,000	CapLease Inc	675,220
20,070	Chatham Lodging Trust	353,433
55,865	Kite Realty Group Trust	376,530
86,752	NorthStar Realty Finance Corp	822,409
34,711	Parkway Properties Inc	643,889
131,931	RAIT Financial Trust	1,051,490
21,000	Sabra Health Care REIT Inc	609,210

2

33,000	STAG Industrial Inc	701,910
87,000	Summit Hotel Properties Inc	910,890

		6,144,981

Real Estate Management & Development — 1.0%
56,094	Kennedy-Wilson Holdings Inc	870,018

Thrifts & Mortgage Finance — 3.1%
22,600	First Defiance Financial Corp	527,032
27,660	First Pactrust Bancorp Inc	315,324
42,943	OceanFirst Financial Corp	619,238
56,111	Rockville Financial Inc	727,199
8,200	WSFS Financial Corp	398,848

		2,587,641

Total Financials		26,426,732

Health Care — 11.6%
Biotechnology — 4.7%
70,169	Achillion Pharmaceuticals Inc †	613,277
123,337	Astex Pharmaceuticals †	550,083
243,350	Athersys Inc †	408,828
87,588	Raptor Pharmaceutical Corp †	512,390
66,631	Rigel Pharmaceuticals Inc †	452,424
66,768	Sunesis Pharmaceuticals Inc †	365,221
104,791	Vanda Pharmaceuticals Inc †	410,781
144,456	Vical Inc †	574,935

		3,887,939

Health Care Equipment & Supplies — 2.9%
14,621	ICU Medical Inc †	861,908
65,314	RTI Biologics Inc †	257,337
54,190	Sunshine Heart Inc †	331,101
84,462	Symmetry Medical Inc †	967,090

		2,417,436

Health Care Providers & Services — 2.7%
24,479	Capital Senior Living Corp †	646,980
42,355	Gentiva Health Services Inc †	458,281
57,111	LCA-Vision Inc †	191,893
35,691	US Physical Therapy Inc	958,303

		2,255,457

Life Sciences Tools & Services — 0.8%
130,793	Affymetrix Inc †	617,343

Pharmaceuticals — 0.5%
127,653	Pain Therapeutics Inc †	437,850

Total Health Care		9,616,025

Industrials — 16.5%
Aerospace & Defense — 2.9%
28,300	AAR Corp	520,437
17,000	Astronics Corp †	506,940

3

106,301	Kratos Defense & Security Solutions Inc †	534,694
40,596	LMI Aerospace Inc †	843,991

		2,406,062

Air Freight & Logistics — 1.6%
84,200	Pacer International Inc †	423,526
27,294	Park-Ohio Holdings Corp †	904,250

		1,327,776

Building Products — 0.7%
16,500	American Woodmark Corp †	561,495

Commercial Services & Supplies — 1.6%
44,269	AT Cross Co, Class A †	609,584
7,450	Consolidated Graphics Inc †	291,295
22,281	Standard Parking Corp †	461,217

		1,362,096

Construction & Engineering — 1.1%
38,166	MYR Group Inc †	937,357

Electrical Equipment — 0.7%
12,116	AZZ Inc	583,991

Machinery — 4.1%
22,626	Altra Holdings Inc	615,880
42,866	Commercial Vehicle Group Inc †	334,355
58,989	Manitex International Inc †	732,053
8,348	Standex International Corp	460,977
21,492	Trimas Corp †	697,845
53,600	Wabash National Corp †	544,576

		3,385,686

Professional Services — 2.6%
18,317	Barrett Business Services Inc	964,573
24,074	GP Strategies Corp †	574,406
46,000	Resources Connection Inc	584,200

		2,123,179

Road & Rail — 1.2%
41,741	Quality Distribution Inc †	351,042
18,982	Saia Inc †	686,579

		1,037,621

Total Industrials		13,725,263

Information Technology — 15.0%
Communications Equipment — 1.6%
50,000	CalAmp Corp †	548,500
136,000	Extreme Networks †	458,320
51,000	Meru Networks Inc †	344,250

		1,351,070

4

Computers & Peripherals — 1.6%
65,043	Datalink Corp †	785,720
425,305	Quantum Corp †	544,390

		1,330,110

Electronic Equipment, Instruments & Components — 1.0%
20,500	Multi-Fineline Electronix Inc †	316,315
30,000	Newport Corp †	507,600

		823,915

Internet Software & Services — 1.2%
38,426	Keynote Systems Inc	536,427
23,800	LogMeIn Inc †	457,436

		993,863

IT Services — 0.5%
63,630	PRGX Global Inc †	442,228

Semiconductors & Semiconductor Equipment — 5.5%
94,000	Entropic Communications Inc †	382,580
143,305	FormFactor Inc †	673,533
68,778	Kulicke & Soffa Industries Inc †	795,074
80,991	Pericom Semiconductor Corp †	551,549
122,700	Photronics Inc †	819,636
43,600	Rudolph Technologies Inc †	513,608
121,062	Ultra Clean Holdings †	786,903

		4,522,883

Software — 3.6%
93,993	Actuate Corp †	563,958
65,850	American Software Inc/Georgia, Class A	547,872
45,967	Monotype Imaging Holdings Inc	1,091,716
63,755	Seachange International Inc †	758,047

		2,961,593

Total Information Technology		12,425,662

Materials — 4.7%
Chemicals — 2.7%
34,847	KMG Chemicals Inc	677,426
15,503	Koppers Holdings Inc	681,822
15,542	Quaker Chemical Corp	917,289

		2,276,537

Metals & Mining — 0.9%
30,500	Olympic Steel Inc	728,950

Paper & Forest Products — 1.1%
37,263	PH Glatfelter Co	871,209

Total Materials		3,876,696

5

Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.6%
40,000	Lumos Networks Corp	539,200

TOTAL COMMON STOCKS
(Cost $63,270,669)		81,105,161

INVESTMENT COMPANIES — 2.7%

Financials — 0.9%
Capital Markets — 0.9%
75,000	TICC Capital Corp	745,500

Multi-Sector — 1.8%
Multi-Industries — 1.8%
1,503,578	State Street Institutional U.S. Government Money Market Fund	1,503,578

TOTAL INVESTMENT COMPANIES
(Cost $2,278,978)		2,249,078

TOTAL INVESTMENTS
(Cost $65,549,647)(d)	100.4%	83,354,239
OTHER ASSETS AND LIABILITIES (Net)	(0.4)	(295,211)

NET ASSETS	100.0%	$83,059,028

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$83,354,239
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$83,354,239

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended March 31, 2013.

6

(b)	As of March 31, 2013, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At March 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $21,394,559, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,589,967 and net appreciation for financial reporting purposes was $17,804,592. At March 31, 2013, aggregate cost for financial reporting purposes was $65,549,647.

7

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, March 31, 2013 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 98.4%

Consumer Discretionary — 18.9%
Auto Components — 1.1%
768,200	BorgWarner Inc †	$59,412,588

Distributors — 1.7%
4,056,600	LKQ Corp †	88,271,616

Hotels, Restaurants & Leisure — 1.1%
1,413,700	Marriott International Inc/DE, Class A	59,700,551

Household Durables — 2.3%
691,500	Toll Brothers Inc †	23,676,960
1,170,825	Tupperware Brands Corp	95,703,235

		119,380,195

Media — 6.1%
2,288,000	Cinemark Holdings Inc	67,358,720
1,289,600	Discovery Communications Inc, Class A †	101,543,104
727,346	Liberty Media Corp, Class A †	81,193,634
3,156,346	Starz—Liberty Capital †	69,913,064

		320,008,522

Multiline Retail — 1.1%
946,400	Family Dollar Stores Inc	55,884,920

Specialty Retail — 4.6%
2,334,400	Ascena Retail Group Inc †	43,303,120
1,375,500	L Brands Inc	61,429,830
1,084,400	Ross Stores Inc	65,736,328
2,378,000	Sally Beauty Holdings Inc †	69,865,640

		240,334,918

Textiles, Apparel & Luxury Goods — 0.9%
499,300	Fossil Inc †	48,232,380

Total Consumer Discretionary		991,225,690

Consumer Staples — 4.2%
Beverages — 0.9%
1,053,400	Monster Beverage Corp †	50,289,316

Food Products — 0.9%
821,900	Green Mountain Coffee Roasters Inc †	46,651,044

Household Products — 1.7%
1,381,750	Church & Dwight Co Inc	89,302,502

Personal Products — 0.7%
941,119	Herbalife Ltd	35,244,907

Total Consumer Staples		221,487,769

1

Energy — 7.9%
Energy Equipment & Services — 3.6%
1,051,300	Atwood Oceanics Inc †	55,235,302
1,093,400	Oceaneering International Inc	72,612,694
770,600	Oil States International Inc †	62,857,842

		190,705,838

Oil, Gas & Consumable Fuels — 4.3%
599,400	Concho Resources Inc †	58,399,542
2,643,800	Denbury Resources Inc †	49,306,870
771,300	Gulfport Energy Corp †	35,348,679
3,368,200	Kodiak Oil & Gas Corp †	30,616,938
53,081	Northern Oil and Gas Inc †	763,305
1,070,000	Valero Energy Corp	48,674,300

		223,109,634

Total Energy		413,815,472

Financials — 16.7%
Capital Markets — 5.4%
809,700	Affiliated Managers Group Inc †	124,345,629
3,172,300	Invesco Ltd	91,869,808
1,193,300	Northern Trust Corp	65,106,448

		281,321,885

Commercial Banks — 2.5%
4,484,900	Fifth Third Bancorp	73,148,719
726,675	Signature Bank †	57,232,923

		130,381,642

Insurance — 4.3%
2,808,500	Lincoln National Corp	91,585,185
1,132,600	Reinsurance Group of America Inc	67,582,242
712,200	RenaissanceRe Holdings Ltd	65,515,278

		224,682,705

Real Estate Investment Trusts (REITs) — 4.5%
805,025	Digital Realty Trust Inc	53,864,223
270,650	Essex Property Trust Inc	40,754,477
1,028,100	Kilroy Realty Corp	53,872,440
1,367,100	Macerich Co/The	88,013,898

		236,505,038

Total Financials		872,891,270

Health Care — 11.4%
Biotechnology — 1.4%
1,150,425	BioMarin Pharmaceutical Inc †	71,625,460

Health Care Equipment & Supplies — 3.5%
702,100	Cooper Cos Inc/The	75,742,548
1,569,800	DENTSPLY International Inc	66,590,916
80,460	Intuitive Surgical Inc †	39,521,147

		181,854,611

2

Health Care Providers & Services — 4.2%
710,050	DaVita HealthCare Partners Inc †	84,204,829
6,101,050	Health Management Associates Inc, Class A †	78,520,514
2,233,100	HealthSouth Corp †	58,886,847

		221,612,190

Health Care Technology — 1.2%
632,800	Cerner Corp †	59,957,800

Life Sciences Tools & Services — 1.1%
276,275	Mettler-Toledo International Inc †	58,907,356

Total Health Care		593,957,417

Industrials — 14.1%
Aerospace & Defense — 0.9%
255,900	Precision Castparts Corp	48,523,758

Air Freight & Logistics — 0.5%
750,400	Expeditors International of Washington Inc	26,796,784

Building Products — 1.5%
2,127,900	Fortune Brands Home & Security Inc †	79,647,297

Commercial Services & Supplies — 2.6%
1,784,128	Iron Mountain Inc	64,781,688
659,975	Stericycle Inc †	70,076,145

		134,857,833

Electrical Equipment — 1.1%
1,334,500	AMETEK Inc	57,863,920

Machinery — 3.5%
920,700	Stanley Black & Decker Inc	74,549,079
1,409,600	Terex Corp †	48,518,432
797,900	WABCO Holdings Inc †	56,323,761

		179,391,272

Marine — 1.3%
871,960	Kirby Corp †	66,966,528

Professional Services — 1.2%
599,150	IHS Inc, Class A †	62,742,988

Road & Rail — 1.5%
714,325	Kansas City Southern	79,218,643

Total Industrials		736,009,023

Information Technology — 12.8%
Communications Equipment — 1.2%
947,500	Motorola Solutions Inc	60,668,425

IT Services — 2.5%
924,810	Cognizant Technology Solutions Corp, Class A †	70,849,694
699,575	Fiserv Inc †	61,443,672

		132,293,366

3

Office Electronics — 1.0%
5,790,300	Xerox Corp	49,796,580

Semiconductors & Semiconductor Equipment — 2.4%
1,547,300	Microchip Technology Inc	56,878,748
3,207,200	Skyworks Solutions Inc †	70,654,616

		127,533,364

Software — 5.7%
919,075	Check Point Software Technologies Ltd †	43,187,334
3,336,100	Mentor Graphics Corp	60,216,605
1,280,400	MICROS Systems Inc †	58,271,004
1,244,500	Red Hat Inc †	62,921,920
1,308,025	Solera Holdings Inc	76,297,099

		300,893,962

Total Information Technology		671,185,697

Materials — 5.7%
Chemicals — 4.1%
916,425	Airgas Inc	90,872,703
822,400	Ecolab Inc	65,940,032
955,600	LyondellBasell Industries NV, Class A	60,479,924

		217,292,659

Containers & Packaging — 1.6%
1,990,750	Crown Holdings Inc †	82,835,108

Total Materials		300,127,767

Telecommunication Services — 1.7%
Wireless Telecommunication Services — 1.7%
1,191,700	SBA Communications Corp, Class A †	85,826,234

Utilities — 5.0%
Electric Utilities — 1.5%
860,200	ITC Holdings Corp	76,781,452

Multi-Utilities — 3.5%
644,100	Black Hills Corp	28,366,164
3,531,700	NiSource Inc	103,620,078
1,328,712	NorthWestern Corp	52,962,460

		184,948,702

Total Utilities		261,730,154

TOTAL COMMON STOCKS
(Cost $3,421,635,382)		5,148,256,493

INVESTMENT COMPANIES — 2.1%

Financials — 1.7%
Capital Markets — 1.7%
5,223,700	American Capital Ltd †	76,239,902
75,100	SPDR S&P MidCap 400 ETF Trust	15,749,972

Total Financials		91,989,874

4

Multi-Sector — 0.4%
Multi-Industry — 0.4%
19,598,251	State Street Institutional U.S. Government Money Market Fund	19,598,251

TOTAL INVESTMENT COMPANIES
(Cost $83,029,557)		111,588,125

TOTAL INVESTMENTS
(Cost $3,504,664,939)(d)	100.5%	5,259,844,618
OTHER ASSETS AND LIABILITIES (Net)	(0.5)	(25,397,010)

NET ASSETS	100.0%	$5,234,447,608

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$5,259,844,618
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$5,259,844,618

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended March 31, 2013.

(b)	As of March 31, 2013, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on

5

foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At March 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,781,902,208, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $26,722,529 and net appreciation for financial reporting purposes was $1,755,179,679. At March 31, 2013, aggregate cost for financial reporting purposes was $3,504,664,939.

6

Munder Veracity Small-Cap Value Fund

Portfolio of Investments, March 31, 2013 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 98.0%

Consumer Discretionary — 11.7%
Auto Components — 2.1%
99,935	Cooper Tire & Rubber Co	$2,564,332
198,843	Dana Holding Corp	3,545,371
211,231	Modine Manufacturing Co †	1,922,202

		8,031,905

Hotels, Restaurants & Leisure — 1.5%
41,860	Bob Evans Farms Inc/DE	1,784,073
51,357	CEC Entertainment Inc	1,681,942
161,237	Isle of Capri Casinos Inc †	1,014,181
209,967	Ruby Tuesday Inc †	1,547,457

		6,027,653

Household Durables — 3.2%
156,110	La-Z-Boy Inc	2,945,796
98,348	Meritage Homes Corp †	4,608,587
114,151	Ryland Group Inc/The	4,750,965

		12,305,348

Media — 1.7%
344,673	Belo Corp, Class A	3,388,135
247,340	Live Nation Entertainment Inc †	3,059,596

		6,447,731

Specialty Retail — 3.2%
94,857	Asbury Automotive Group Inc †	3,480,303
143,420	Express Inc †	2,554,310
39,819	Genesco Inc †	2,392,724
84,038	Shoe Carnival Inc	1,717,737
81,371	Stage Stores Inc	2,105,881

		12,250,955

Total Consumer Discretionary		45,063,592

Consumer Staples — 1.9%
Food & Staples Retailing — 0.6%
45,200	Susser Holdings Corp †	2,310,172

Food Products — 1.3%
46,139	Hain Celestial Group Inc/The †	2,818,170
36,886	TreeHouse Foods Inc †	2,403,123

		5,221,293

Total Consumer Staples		7,531,465

1

Energy — 6.4%
Energy Equipment & Services — 1.7%
119,974	Forum Energy Technologies Inc †	3,450,452
132,771	Helix Energy Solutions Group Inc †	3,037,800

		6,488,252

Oil, Gas & Consumable Fuels — 4.7%
74,604	Delek US Holdings Inc	2,943,874
112,156	Gulfport Energy Corp †	5,140,110
343,478	Kodiak Oil & Gas Corp †	3,122,215
87,130	PDC Energy Inc †	4,319,034
77,423	Western Refining Inc	2,741,548

		18,266,781

Total Energy		24,755,033

Financials — 34.7%
Capital Markets — 2.0%
212,756	Investment Technology Group Inc †	2,348,826
191,730	Janus Capital Group Inc	1,802,262
80,347	Waddell & Reed Financial Inc, Class A	3,517,592

		7,668,680

Commercial Banks — 15.0%
184,070	Bancorp Inc/The †	2,549,370
298,427	BancorpSouth Inc	4,864,360
70,290	Banner Corp	2,237,331
121,315	Cardinal Financial Corp	2,205,507
229,712	Central Pacific Financial Corp †	3,606,478
329,260	First BanCorp/Puerto Rico †	2,051,290
342,820	First Commonwealth Financial Corp	2,557,437
130,052	First Financial Bancorp	2,087,335
458,663	First Horizon National Corp	4,898,521
237,049	Fulton Financial Corp	2,773,473
157,180	Glacier Bancorp Inc	2,983,276
82,239	MB Financial Inc	1,987,717
276,847	National Penn Bancshares Inc	2,959,494
200,920	Oriental Financial Group Inc	3,116,269
75,493	PacWest Bancorp	2,197,601
141,790	Sterling Financial Corp/WA	3,075,425
358,048	Susquehanna Bancshares Inc	4,450,537
1,046,451	Synovus Financial Corp	2,898,669
260,591	Western Alliance Bancorp †	3,606,580
24,958	Wintrust Financial Corp	924,444

		58,031,114

Insurance — 5.1%
138,294	Amtrust Financial Services Inc	4,791,887
259,800	CNO Financial Group Inc	2,974,710
107,460	First American Financial Corp	2,747,752
72,376	ProAssurance Corp	3,425,556
49,095	RLI Corp	3,527,476
90,670	Stewart Information Services Corp	2,309,365

		19,776,746

2

Real Estate Investment Trusts (REITs) — 11.0%
113,965	Associated Estates Realty Corp	2,124,308
253,398	CubeSmart	4,003,688
384,010	DiamondRock Hospitality Co	3,575,133
288,459	Education Realty Trust Inc	3,037,473
250,020	Kite Realty Group Trust	1,685,135
355,384	Lexington Realty Trust	4,193,531
262,310	Medical Properties Trust Inc	4,207,453
518,795	NorthStar Realty Finance Corp	4,918,177
164,200	Parkway Properties Inc/MD	3,045,910
450,760	RAIT Financial Trust	3,592,557
82,319	Ryman Hospitality Properties	3,766,094
348,380	Sunstone Hotel Investors Inc †	4,288,558

		42,438,017

Thrifts & Mortgage Finance — 1.6%
186,100	MGIC Investment Corp †	921,195
478,885	Radian Group Inc	5,128,858

		6,050,053

Total Financials		133,964,610

Health Care — 5.4%
Health Care Equipment & Supplies — 0.5%
30,311	ICU Medical Inc †	1,786,834

Health Care Providers & Services — 3.9%
70,560	Amsurg Corp †	2,373,638
283,202	Health Management Associates Inc, Class A †	3,644,810
92,557	HealthSouth Corp †	2,440,728
67,246	Magellan Health Services Inc †	3,198,892
58,502	WellCare Health Plans Inc †	3,390,776

		15,048,844

Life Sciences Tools & Services — 0.6%
52,950	Charles River Laboratories International Inc †	2,344,097

Pharmaceuticals — 0.4%
61,240	ViroPharma Inc †	1,540,798

Total Health Care		20,720,573

Industrials — 12.8%
Aerospace & Defense — 2.9%
140,153	AAR Corp	2,577,414
71,685	Esterline Technologies Corp †	5,426,554
106,677	Hexcel Corp †	3,094,700

		11,098,668

Commercial Services & Supplies — 1.3%
36,440	Consolidated Graphics Inc †	1,424,804
81,752	Deluxe Corp	3,384,533

		4,809,337

3

Construction & Engineering — 2.8%
151,558	Dycom Industries Inc †	2,984,177
116,220	EMCOR Group Inc	4,926,566
137,740	Primoris Services Corp	3,045,431

		10,956,174

Electrical Equipment — 1.9%
66,670	EnerSys Inc †	3,038,819
116,700	General Cable Corp †	4,274,721

		7,313,540

Machinery — 1.8%
90,729	Actuant Corp, Class A	2,778,122
30,961	Standex International Corp	1,709,667
256,490	Wabash National Corp †	2,605,938

		7,093,727

Road & Rail — 2.1%
81,996	Old Dominion Freight Line Inc †	3,132,247
69,800	Saia Inc †	2,524,666
174,990	Swift Transportation Co †	2,481,358

		8,138,271

Total Industrials		49,409,717

Information Technology — 14.3%
Communications Equipment — 1.7%
245,127	Arris Group Inc †	4,208,830
155,072	Ciena Corp †	2,482,703

		6,691,533

Electronic Equipment, Instruments & Components — 4.0%
33,890	Littelfuse Inc	2,299,436
76,881	Plexus Corp †	1,868,977
261,200	Sanmina Corp †	2,967,232
102,399	SYNNEX Corp †	3,788,763
322,365	Vishay Intertechnology Inc †	4,387,388

		15,311,796

Semiconductors & Semiconductor Equipment — 5.8%
280,480	Brooks Automation Inc	2,855,287
292,235	Entegris Inc †	2,881,437
259,909	Fairchild Semiconductor International Inc †	3,675,113
515,609	Integrated Device Technology Inc †	3,851,599
333,051	Intersil Corp, Class A	2,900,874
411,977	Photronics Inc †	2,752,006
689,315	TriQuint Semiconductor Inc †	3,481,041

		22,397,357

Software — 2.8%
204,960	Compuware Corp †	2,562,000
186,380	Mentor Graphics Corp	3,364,159
89,685	Progress Software Corp †	2,043,024

4

119,870	PTC Inc †	3,055,487

		11,024,670

Total Information Technology		55,425,356

Materials — 7.0%
Chemicals — 2.5%
73,531	HB Fuller Co	2,873,591
140,883	PolyOne Corp	3,438,954
57,203	Quaker Chemical Corp	3,376,121

		9,688,666

Metals & Mining — 3.4%
65,189	Carpenter Technology Corp	3,213,166
57,634	Kaiser Aluminum Corp	3,726,038
72,399	RTI International Metals Inc †	2,294,324
123,929	Worthington Industries Inc	3,839,321

		13,072,849

Paper & Forest Products — 1.1%
80,214	Buckeye Technologies Inc	2,402,409
75,083	KapStone Paper and Packaging Corp	2,087,308

		4,489,717

Total Materials		27,251,232

Utilities — 3.8%
Electric Utilities — 1.6%
91,325	El Paso Electric Co	3,073,086
127,702	PNM Resources Inc	2,974,180

		6,047,266

Gas Utilities — 0.7%
51,240	South Jersey Industries Inc	2,848,431

Multi-Utilities — 1.5%
66,685	NorthWestern Corp	2,658,064
87,380	Vectren Corp	3,095,000

		5,753,064

Total Utilities		14,648,761

TOTAL COMMON STOCKS
(Cost $278,497,425)		378,770,339

INVESTMENT COMPANY — 1.7%
(Cost $6,530,082)
6,530,082	State Street Institutional U.S. Government Money Market Fund	6,530,082

TOTAL INVESTMENTS
(Cost $285,027,507)(d)	99.7%	385,300,421
OTHER ASSETS AND LIABILITIES (Net)	0.3	1,259,815

NET ASSETS	100.0%	$386,560,236

5

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$385,300,421
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$385,300,421

Securities or other financial instruments that transfer between levels during the period are treated as though the transfer occurred at the beginning of the period. There were no transfers into or out of any levels as described above, during the fiscal period ended March 31, 2013.

(b)	As of March 31, 2013, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)

Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuation determinations may be made using a market-based approach that involves a review of relevant factors, including

6

without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Discounts also may be applied due to the nature or duration of any restrictions on the disposition of the investments. The pricing committee monitors the valuation approaches that it employs by reviewing, without limitation, key inputs and assumptions and any related market activity. Due to the inherent uncertainty of fair valuations, a fair value may differ significantly from the value that would have been used had an active market existed. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At March 31, 2013, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $102,873,744, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,600,830 and net appreciation for financial reporting purposes was $100,272,914. At March 31, 2013, aggregate cost for financial reporting purposes was $285,027,507.

7

Item 2.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, James V. FitzGerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. FitzGerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. FitzGerald
James V. FitzGerald
President and Principal Executive Officer

Date: May 28, 2013

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date: May 28, 2013